As filed with the Securities and Exchange Commission on April 21, 2026
Commission File Nos. 333-235565
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 19	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 977	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Scott J. Golde, Esq., Senior Vice President, General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Assistant Vice President, Insurance Legal & Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 27, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

ELITE ACCESS II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 27, 2026. This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. Jackson's obligations under the Contract are subject to our financial strength and claims-paying ability. The information in this prospectus is intended to help you decide if the Contract will meet your investment and financial planning goals. Additional information about the Separate Account can be found in the Statement of Additional Information (“SAI”) dated April 27, 2026 that is available upon request without charge. To obtain a copy contact us at our:

Customer Care Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com
Variable annuity contracts are complex insurance and investment vehicles and involve risks, including potential loss of principal. Before you invest, be sure to discuss the Contract’s features, benefits, risks, and fees with your financial professional in order to determine whether the Contract is appropriate for you based upon your financial situation and objectives. Please carefully read this prospectus and any related documents and keep everything together for future reference.

This prospectus describes the investment options and optional features that we currently offer under the Contract. At the time you purchase the Contract, it is possible that not all of the optional features listed in this prospectus will be available, as we reserve the right to prospectively restrict availability of the optional features. The availability of investment options, benefits, and/or other features described in this prospectus may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See Appendix H: Financial Intermediary Variations. You should discuss with your financial professional any limitations or restrictions on investment options, benefits and/or features that apply through their broker-dealer or financial intermediary. If a particular investment option or optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Some optional features contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your financial professional that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

This Contract is a long-term, tax-deferred annuity designed for retirement or other long-term investment purposes. It is available for use in Non-Qualified plans, Non-Qualified contracts, Qualified plans, Tax-Sheltered annuities, Traditional IRAs, Simplified Employee Pension IRAs, and Roth IRAs. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in Withdrawal Charges, negative Contract adjustments, taxes, and tax penalties, as applicable. Withdrawals taken from the Fixed Account before the end of the relevant Fixed Account Option term may also be subject to a Market Value Adjustment, and if this adjustment is negative, you could lose up to 12.5% of your investment. If you do intend to take ongoing withdrawals under the Contract, you should consult with a financial professional.

This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current annual charges for certain add-on benefits. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-1.html.

We offer other variable annuity products with different product features, benefits and charges. Ask your financial professional about availability and the details.

The Contract makes available for investment variable and fixed options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the Funds listed in Appendix A.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties (30 days if the Contract was purchased as a replacement). In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply. For more information on state-specific variations to these rules, see Appendix I: State Variations.

You may elect to receive certain communications from Jackson electronically by doing one of the following:

•Mailing in the postage-paid card on the cover of either this report or the Summary Prospectus;
•Calling 1-866-349-4564; or
•Signing up on www.jackson.com

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding 12 months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract, then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

For example, if the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2026 and a Premium payment is received on February 28, 2026 then, although the first Contract Anniversary is January 15, 2027, Completed Year 0-1 for that Premium payment would begin on February 28, 2026 and end on February 27, 2027. Completed Year 1-2 for that Premium payment would begin on February 28, 2027.

Contract – the individual deferred variable and fixed annuity contract, and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Option - one of the options offered by the Company under this Contract. The Contract Options for this product are the Fixed Account Option(s) and Investment Divisions.
Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of allocations between the Contract’s Investment Divisions and Fixed Account.

Contract Year – the succeeding 12 months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2026, then the end of Contract Year 0-1 would be January 14, 2027, and January 15, 2027, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Contract Value – the larger of the Fixed Account Minimum Value or the sum of all amounts allocated to the Fixed Account Options, reduced by the gross amount of withdrawals and transfers from the Fixed Account Options, and applicable charges and taxes, plus all interest credited to the Fixed Account Options.

Fixed Account Minimum Value – the minimum guaranteed amount of Fixed Account Contract Value. The Fixed Account Minimum Value is equal to 87.5% of all amounts allocated to the Fixed Account Options, reduced by withdrawals and transfers from the Fixed Account Options, any applicable add-on benefit charges, taxes, and a $50 annual expense allowance, accumulated at the Fixed Account minimum interest rate.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such date allowed by the Company on a non-discriminatory basis or as required by an applicable qualified plan, law or regulation.

Liquidity Option – an add-on benefit that provides for no withdrawal charges.

Market Value Adjustment – an adjustment to the Contract Value that is withdrawn, transferred, or annuitized from a Fixed Account Option before the end of the selected Fixed Account Option period. No Market Value Adjustment will be applied to value withdrawn, transferred, or annuitized from the GMAB Fixed Account Option.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of Joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any Joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner.

Rate Sheet Prospectus Supplement - a supplement to the prospectus that lists certain values currently applicable to new purchases of add-on benefits.

Remaining Premium – total Premium paid into the Contract, reduced by withdrawals of Premium, including withdrawal charges, before withdrawals are adjusted for any applicable Market Value Adjustments or charges.

Required Minimum Distribution (RMD) – for certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Separate Account Contract Value – the sum of all amounts allocated to any of the Contract’s Investment Divisions.

OVERVIEW OF THE CONTRACT

Purpose of the Contract

The Elite Access II Contract is intended to help you save for retirement or another long-term investment purpose through investments in a variety of investment options during accumulation phase. The Contract also offers death benefits to protect your Designated Beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. The Contract also offers an optional add-on living benefit that is designed to add a level of protection from market downturns in exchange for a fee and allocating a specific percentage of your Contract Value to the GMAB Fixed Account for a set period of time. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Funds.

Phases of the Contract

Your Contract has two phases: the accumulation phase, when you make Premium payments to us, and the income phase, when we make income payments to you.

Accumulation Phase

During the accumulation phase, to help you accumulate assets, you can allocate your Premium payments to:

•a variety of Investment Divisions. Each Investment Division invests in a corresponding (mutual fund) Fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns; and

•a variety of Fixed Account Options, subject to availability, which offer a guaranteed fixed interest rate for a specified period.

A list of Funds and additional information about the Funds in which the Investment Divisions currently invest is provided in Appendix A: Investment Options Available Under the Contract.

Income Phase

You can elect to annuitize your Contract and turn your Contract Value into a stream of fixed and/or variable income payments from us. (Variable payments depend on the performance of the Investment Divisions.) Currently, we offer income options that provide payments for (i) the life of the Annuitant(s), (ii) a specified period, or (iii) a combination of life and a specified period. We may offer other options, at our discretion, where permitted by state law. At the Income Date, you can choose to receive fixed payments or variable payments.

Please note that if you annuitize, your Contract Value will be converted to income payments and you may no longer withdraw money at will from your Contract. Some add-on benefits terminate when you begin taking income payments. Please review each benefit for more information.

Contract Features

Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay a withdrawal charge, a contract maintenance charge, charges due under any optional endorsement, a Market Value Adjustment, and/or taxes, including tax penalties). Certain withdrawals could substantially reduce or even terminate the benefits available under the Contract.

Tax treatment. Your Premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your Contract, such as when (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.

Death benefits. Your Contract includes a Basic Death Benefit that will pay your Designated Beneficiaries your Contract Value on the date we receive all required documentation from your Beneficiary. The basic death benefit is payable during the accumulation phase. You can purchase optional add-on death benefits under the Contract that provide additional death benefits for an additional fee. These add-on death benefits may increase the amount of money payable to your Designated Beneficiaries upon your death.

Add-on benefits that occur during your lifetime. For an additional fee, you can purchase the Principal Guard Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”) that guarantees a minimum Contract Value at the end of a set period, regardless of the performance of the underlying investment options, subject to certain conditions. The Principal Guard GMAB requires a portion of your Contract Value be allocated to the GMAB Fixed Account Option for a set period of time, leaving you with less Contract Value to allocate to other Contract Options during that time period.

Some add-on benefits may provide significant incentives for not taking withdrawals. All add-on benefits terminate when you annuitize your Contract voluntarily or on the Latest Income Date. The Principal Guard GMAB terminates automatically at the end of the Guarantee Term unless re-elected.

Rebalancing. At no additional charge, you can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Certain restrictions apply.

Dollar Cost Averaging. Alternately, at no additional charge, you may select either (i) Dollar Cost Averaging, which automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options, or (ii) Dollar Cost Averaging Plus (DCA+), which automatically transfers a dollar amount or percentage of money periodically from the DCA+ Fixed Account Option to Investment Divisions or other Fixed Account Options. Certain restrictions apply.

Earnings Sweep. At no additional charge, you can choose to move your earnings from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division. Restrictions apply.

Contract Adjustments

Market Value Adjustment: A Market Value Adjustment ("MVA") may apply to amounts withdrawn, transferred or annuitized from the Fixed Account during a Fixed Account Option term. The Market Value Adjustment reflects changes in the level of interest rates since the Issue Date. Market Value Adjustments protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The Market Value Adjustment shifts the risk from the Company to you. The application of a Market Value Adjustment could result in a reduction in the amount you receive from a withdrawal, and in extreme circumstances, such losses could be as high as 12.5% of your investment. A Market Value Adjustment could also increase the amount you receive from a withdrawal in certain market conditions. A Market Value Adjustment will not otherwise affect the values under your Contract.

There is no Market Value Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; free withdrawals; amounts removed from the GMAB Fixed Account Option; amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option term. In no event will the amount of a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a withdrawal or transfer from a Fixed Account Option, the amount withdrawn or transferred will have been credited with interest at a rate at least equal to the Fixed Account minimum interest rate, even if subject to a Market Value Adjustment that otherwise would have reduced it below that rate.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 5 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 6.5% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $6,500 on a $100,000 investment. The withdrawal charge then declines by 1% or 0.5% per year for each additional Completed Year, until the end of the fifth Completed Year, after which no charge is made. There is an optional Liquidity Option available that provides for no withdrawal charges.

In addition, if all or a portion of Contract Value is removed from a Fixed Account Option before the end of the Fixed Account Option term, we will apply a Market Value Adjustment, which may be negative. The Market Value Adjustment applies to partial or total withdrawals, transfers, or annuitizations from a Fixed Account Option (other than the GMAB Fixed Account Option) prior to the end of the specified Fixed Account Option term. You could lose up to 12.5% of your investment due to this Market Value Adjustment. For example, if you allocate $100,000 to a 3-year Fixed Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $12,500 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
				Charges and Adjustments- Transaction Expenses: Withdrawal Charge
Are There Transaction Charges?
Yes. In addition to withdrawal charges and contract adjustments, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
				Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
				Charges and Adjustments- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	1.02%	1.02%	Charges and Adjustments- Annual Contract Expenses: Core Contract Charge
	2. Fund fees and expenses[2]	0.52%	2.38%	Charges and Adjustments- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Charges and Adjustments- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-1.html..

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges and negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.		Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawal charges apply for up to 5 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. Amounts removed from a Fixed Account Option prior to the end of a Fixed Account Option term may also result in a negative Market Value Adjustment. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option (other than the GMAB Fixed Account Option) may be subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $5,000 for a non-qualified plan Contract, or $2,000 for a qualified plan Contract.
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.

Investment Restrictions.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.
Purchases Principal Risks Appendix H: Financial Intermediary Variations
Are There any Restrictions on Contract Benefits?
Yes. An add-on benefit’s availability may vary by date of purchase.We may modify or discontinue an add-on benefit at any time.Withdrawals may reduce the value of certain benefits by an amount greater than the value withdrawn. Certain add-on benefits may come with investment restrictions or allocation requirements. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Appendix H: Financial Intermediary Variations
TAXES
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

FEES, EXPENSES, AND ADJUSTMENTS TABLES

The following tables describe the fees, expenses, and adjustments that you will pay when purchasing, owning and making partial or total withdrawals from an Investment Option or from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

Fees and expenses also may apply after the Income Date. For more information, please see “Commutation Fee” on page 23, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 40.

The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of Remaining Premium)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5+
Withdrawal Charge	6.5%	6.0%	5.0%	4.0%	3.0%	0.0%

Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]	Highest Current Charge	$38
Wire Transfers (for withdrawals)[3]	Highest Current Charge	$25

1. Premium taxes generally range from 0.0% to 3.5% and vary by state.

2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.

3. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, and international wire fees are $25.

Adjustments

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Index Account Option or from the Contract before the expiration of a specified period.

Adjustments	Maximum Adjustment
Market Value Adjustment Maximum Potential Loss[1] (as a percentage of investment)	12.5%
1.A Market Value Adjustment may apply to amounts withdrawn, transferred or annuitized from the Fixed Account prior to the end of the selected Fixed Account Option period. For more information, please see "Market Value Adjustment" beginning on page 26.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an add-on benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Charges	Maximum Charge
Annual Contract Maintenance Charge[1]	$50
Base Contract Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Core Contract Charge[2]	1.00%

1.    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

2.    This charge is reduced to 0.85% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $250,000 ($1,000,000 for Contracts issued prior to October 21, 2024). If your Contract Value subsequently drops below $250,000 ($1,000,0000 for Contracts issued prior to October 21, 2024) on the most recent Contract Quarterly Anniversary, the charge will be reinstated to 1.00%.

Optional Benefit Charges	Maximum Charge
Liquidity Option[1]	0.25%
Earnings Protection Benefit (“EarningsMax”)[1]	0.70%
Return of Premium Guaranteed Minimum Death Benefit[2]	0.40%
Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”)[3]	3.00%

1.This add-on benefit charge is expressed as a percentage of average daily account value in the Investment Divisions.
2.This add-on benefit charge is expressed as a percentage of Contract Value.
3.This add-on benefit charge is expressed as a percentage of benefit base.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2025.	0.52%	2.38%

EXAMPLE

The table below is intended to help you compare the cost of investing in the Investment Divisions with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Investment Divisions. The Example does not reflect any Contract Adjustment. Your costs could differ from those shown below if you invest in Fixed Account Options.

The Example assumes that you invest $100,000 in the Investment Divisions for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$13,239	$24,855	$35,503	$62,183	$13,239	$19,855	$32,503	$62,183	$6,739	$19,855	$32,503	$62,183

*Withdrawal charges apply to annuitizations occurring within one year of the Contract’s Issue Date.

The example does not represent past or future expenses. Your actual costs may be higher or lower.

PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.

Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.

Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

Liquidity and Early Withdrawal Risk. This Contract is designed as a long-term investment for retirement or other long-term financial goals. If you withdraw money from your Contract within the first 5 Complete Years after making a Premium payment, you will be assessed Withdrawal Charges that will reduce the value of your investment. In addition, if you withdraw amounts from the Fixed Account before the end of your selected Fixed Account Option term, we will apply a Market Value Adjustment, which, if negative, could result in a loss of up to 12.5% of the amount withdrawn. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the Contract. There may be adverse tax consequences if you make early withdrawals under the Contract. No Market Value Adjustment will apply to amounts removed from a GMAB Fixed Account Option.

Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson. Any obligations (including those of the Fixed Account), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. If Jackson experiences financial distress, it may not be able to meet its obligations to you.

Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Fees and Charges. Deduction of Contract fees and charges (including withdrawal charges), negative Contract Adjustments, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee tables.

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Add-On Benefits. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits.

Certain benefits are subject to conditions including waiting periods. You may die before you are able to access certain benefits under the Contract. Alternatively, you may not live long enough to receive enough benefit from the add-on benefits to exceed the amount of the fees you pay for those benefits. You may need to make early or excess withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.

The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.

Certain benefits may limit withdrawals or other rights under the Contract. If your Contract includes an add-on benefit, withdrawals will reduce the value of the benefit in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Add-on benefits are available at issue or on your Contract Anniversary, subject to availability. If you do not elect an add-on benefit at issue, it is possible that the rates associated with your add-on benefit, including the Guarantee Percentage, may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is possible that the Allocation Requirement associated with elections of the Principal Guard GMAB may be higher than the Allocation Requirement you would have received if you had elected this add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue. Guarantee Terms are subject to change for new elections of the Principal Guard GMAB, which means different Guarantee Term lengths may be available than those that would have been available if you had elected the add-on benefit at issue. Please note that we may make changes to which add-on benefits are available for election on your Contract Anniversary. For current availability of add-on benefits available for election post-issue, please see the most recent Post-Issue Rate Sheet Prospectus Supplement(s) at www.jackson.com/product-literature-1.html.

Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.

Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.

Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.

Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public health crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.

Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.

Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and Jackson are incorporated by reference in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Customer Care Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a contract to someone older than age 90 (age 85 for Contracts issued prior to July 21, 2025). Add-on benefits may have different requirements, as noted.

Your Contract Value may be allocated to:

•the Fixed Account, in which amounts earn a declared rate of interest for a certain period, as may be made available, or otherwise limited by us, and

•the Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•the accumulation phase, the potential growth phase of your investment when you make Premium payments to us, and

•the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. In general, Joint Owners jointly exercise all the rights under the Contract. In some cases, such as telephone and internet transactions, Joint Owners may authorize each Joint Owner to act individually. On jointly owned contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Please contact our Customer Care Center for help and more information.

The Contract is an individual flexible Premium variable and fixed deferred annuity and may be issued as an individual contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. See: Appendix I (State Variations). This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON

The obligations under the Contract (including Fixed Account obligations, death benefits, living benefits, or other benefits available under the Contract) are obligations of Jackson and are subject to Jackson’s claims-paying ability and financial strength. Jackson’s principal business address is 1 Corporate Way, Lansing, Michigan 48951.

We do not file periodic reports, in reliance on Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which exempts certain issuers of securities that are subject to insurance regulations from filing periodic reports pursuant to Section 15(d) of the Exchange Act.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits. The Fixed Account is not registered with the SEC. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) may be subject to contractual and administrative requirements. For more information, please see the application, check with the financial professional helping you to purchase the Contract, or contact us at our Customer Care Center.

The Fixed Account Options are not available on Contracts with the optional Liquidity Option or the EarningsMax add-on death benefit.

A Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select, subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. Currently we offer a 1-year Fixed Account Option and a GMAB Fixed Account Option (which may only be selected in conjunction with the election of our add-on Guaranteed Minimum Accumulation Benefit). We may, from time to time, make additional Fixed Account Options available for election. Please check with your financial professional for current Fixed Account Option availability. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option, and election of any option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any Fixed Account Option that has not yet reached the end of its term.

Information regarding the features of the Fixed Account Option(s), including (i) name, (ii) term, and (iii) minimum guaranteed interest rates are available in Appendix A: Investment Options Available Under the Contract.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will apply to that allocation for the entire term of the Fixed Account Option that you select. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause your allocation to be credited at less than the currently applicable Fixed Account minimum interest rate. We may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the preceding formula. Thereafter, on the Contract Monthly Anniversary in each January, the Fixed Account minimum interest rate will be reset in accordance with the formula above. The current Fixed Account minimum interest rate is equal to the current minimum non-forfeiture rate of 2.40%.

If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation will apply to that allocation until the reset of the Fixed Account minimum interest rate on the next Contract Monthly Anniversary in January. At that point, the Fixed Account minimum interest rate will be reset according to the formula detailed above, which could change the amount of interest you earn thereafter on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited may increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited may decrease to that lower rate, but will never fall below the base interest rate. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the reset occurs.

For the most current information about applicable interest rates, you may contact your financial professional or our Customer Care Center (at the address and phone number on the cover page of this prospectus).

Market Value Adjustment. A Market Value Adjustment may apply to amounts withdrawn, transferred, or annuitized from a Fixed Account Option prior to the end of the specified period. You could lose a significant amount of money due to this Market Value Adjustment, if negative. The Market Value Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. Market Value Adjustments protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The Market Value Adjustment shifts the risk from the Company to you. The application of a Market Value Adjustment could result in a reduction in the amount you receive from a withdrawal, and in extreme circumstances, such losses could be as high as 12.5% of your investment. A Market Value Adjustment could also increase the amount you receive from a withdrawal in certain market conditions. A Market Value Adjustment will not otherwise affect the values under your Contract.

There is no Market Value Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for contract charges; free withdrawals; amounts removed from the GMAB Fixed Account Option; amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option. In no event will the amount of a total withdrawal, transfer, or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a withdrawal or transfer from a Fixed Account Option, the amount withdrawn or transferred will have been credited with interest at a rate at least equal to the Fixed Account minimum interest rate, even if subject to a Market Value Adjustment that otherwise would have reduced it below that rate.

For more information on Market Value Adjustments, please see “Market Value Adjustment” beginning on page 26.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be a Market Value Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option (with the exception of the GMAB Fixed Account Option discussed below) will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest available Fixed Account Option that does not extend beyond the Income Date; or (if no such period is available) we will credit interest at the current interest rate under the shortest available Fixed Account Option up to the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the next shortest period that is then available.

Additional Information Concerning the One-Year Fixed Account Option. Transfer restrictions may be imposed limiting your ability to make transfers out of this option for at least three years, as further described below.

If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in periodic installments to your choice of Investment Divisions within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will reduce the length of time it takes to deplete the account balance. These automatic transfers will not count against the 25 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to the declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” beginning on page 31 for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Please note, the interest rate that is in effect when these restrictions are imposed will only apply for the remainder of the one–year Fixed Account Option period, and the interest rates credited thereafter for the remainder of the period the restrictions are in effect may be lower or higher. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. The DCA+ Fixed Account Option is not available if you select the Liquidity Option. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

The Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account Option. The GMAB Fixed Account Option is a limited-purpose Fixed Account Option that is available only in conjunction with the election of the GMAB add-on benefit, and cannot be independently elected. If you elect the Principal Guard GMAB add-on benefit, a specified percentage of Contract Value (the “Allocation Requirement”) is required to be allocated to the GMAB Fixed Account Option for a specified period of time (the “Guarantee Term”) in order to guarantee a minimum Contract Value (the “Guaranteed Amount”) at the end of that Guarantee Term.

The Contract Value allocated to the GMAB Fixed Account is credited with a guaranteed interest rate, which is set on the effective date of your GMAB add-on benefit and will not change during the Guarantee Term. The interest rate applicable to allocations in the GMAB Fixed Account Option will never be less than the Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract. The GMAB Fixed Account interest rate is credited daily to the Contract Value allocated to the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Term. The interest rate will never be less than 1%. Amounts removed from the GMAB Fixed Account will not be subject to a Market Value Adjustment; however, any amounts allocated to the GMAB Fixed Account from any other Fixed Account Option may be subject to a Market Value Adjustment. For more detailed information regarding the add-on Principal Guard GMAB, including information about what happens at the end of the Guarantee Term, please see “Principal Guard Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”)” beginning on page 24.

THE SEPARATE ACCOUNT

The Separate Account is a segregated asset account we established to receive and invest Premium payments made under the Contracts and allocated to the Investment Divisions. The Investment Divisions, in turn, purchase shares of the underlying Funds.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses credited to or charged against the Separate Accounts reflect the Separate Account’s own investment experience and not the investment experience of Jackson’s other assets. Jackson is obligated to pay all amounts promised to investors under the Contracts.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions. The Funds in which the Investment Divisions currently invest are listed in Appendix A of this prospectus.

INVESTMENT DIVISIONS AND FUNDS

Your Contract Value may be allocated to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

This prospectus describes the Investment Divisions that we currently offer under the Contract. The availability of Investment Divisions may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See Appendix H: Financial Intermediary Variations. You should discuss with your financial professional any limitations or restrictions on Investment Divisions that apply through their broker-dealer or financial intermediary. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

The underlying Funds, along with their respective type, investment adviser (and any sub-adviser(s)), current expenses, and performance are listed in Appendix A. More detailed information about the Funds is available in the prospectus for the JNL Series Trust, which may be amended from time to time. The summary prospectuses for the Funds and prospectus for the JNL Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Customer Care Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, by visiting www.jackson.com, or by sending an email request to ProspectusRequest@jackson.com. Additional Funds and Investment Divisions may be available in the future.

Certain Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectus for the Funds and/or the prospectus for the JNL Series Trust for more information.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

All of the Funds are managed and administered by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson. For certain Funds, JNAM has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to provide certain investment advisory services to the Funds. Among other responsibilities, JNAM oversees the activities of the sub-advisers with respect to such Funds and is responsible for evaluating the services of those sub-advisers. In addition, for the Funds of Funds and feeder funds, JNAM implements the investment program by, among other things, selecting the respective Underlying Funds, ETFs and master funds.

We generally select the Funds to provide a range of investment options for persons invested in the Contracts from conservative to more aggressive investment strategies. In addition, we may consider the potential risk to us of offering a Fund in light of the benefits provided by the Contract. We and our affiliates receive payments or compensation from the Funds or their service providers in connection with management, administration, distribution, and other services we and our affiliates provide with respect to the Funds. These payments to Jackson and our affiliates may be a factor we consider in our selection of the Funds.

Subject to any applicable legal requirements, selection of the Funds is solely within our discretion, based on the foregoing or other considerations.

We do not provide investment advice, and we do not recommend or endorse any particular Investment Division or Fund. You bear the risk of any decline in your Contract Value resulting from the performance of the Investment Divisions you have chosen.

You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust carefully before investing.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See Appendix H: Financial Intermediary Variations.

The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html.

Basic Death Benefit (automatically included with the Contract).

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Add-On Death Benefits Available for a Fee.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
EarningsMax	Increases the amount of the death benefit payable at your death based on a percentage of Contract earnings, which may help offset state and federal taxes due at the time of your death.	Maximum: 0.70% (as an annualized percentage of the average daily Contract Value in the Investment Divisions)
•Available only at Contract issue.
•The benefit cannot be terminated.
•Available to owners age 75 or younger.
•Subject to maximum benefit.
•On each fifth Contract Anniversary, the charge for this add-on benefit may be increased.
•No benefit will be paid if (i) there are no earnings in your Contract, or (ii) your spouse exercises the Spousal Continuation Option.
•The Fixed Account Options are not available if you elect EarningsMax.
•The Principal Guard GMAB is not available on Contracts with EarningsMax.
•Ownership changes are allowed, but Covered Lives cannot be changed.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of Contract Value)
•Available to Owners age 80 or younger (85 years or younger for Contracts issued before April 27, 2026).
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•On each fifth Contract Anniversary, the charge for this add-on benefit may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

Add-On Living Benefits Available For a Fee.

The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).” All add-on living benefits:

•terminate when you annuitize.

•cannot be cancelled by you (except upon spousal continuation).

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Liquidity Option	If you elect this Option, you will not pay a withdrawal charge when you make a partial or full withdrawal. This option removes the five year withdrawal charge schedule that would otherwise apply. Best if you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment.	Maximum: 0.25% (as an annualized percentage of the average daily Contract Value in the Investment Divisions)
•Available only at Contract issue.
•Charges are deducted daily as part of the calculation of the value of the Accumulation Units.
•The Principal Guard GMAB is not available on Contracts with the Liquidity Option.

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Principal Guard GMAB	Provides downside principal protection alongside growth opportunities by providing a Guaranteed Value at the end of a Guarantee Term, regardless of market performance.	Maximum: 3.00% (as a percentage of benefit base)
•Available to Owners age 85 or younger.
•Additional premium restricted during the Guarantee Term (beginning on day 91 after the Issue Date).
•Automatically terminates at end of Guarantee Term unless re-elected pursuant to specified timing requirements.
•Subsequent elections of this benefit will be assigned rates applicable to new elections at that time, which may be higher or lower than subsequent elections of the benefit.
•Not available on Contracts with EarningsMax or the Liquidity Option.
•Not available on Stretch Contracts or on Contracts where a Death Benefit payout option has been elected by a beneficiary.
•GMAB Fixed Account Option is not available as a source or target option in connection with DCA, DCA+, or Earnings Sweep.
•Automatic Rebalancing will not be available to or from the GMAB Fixed Account Option.
•Election of this add-on benefit requires you to allocate a set percentage of Contract Value to the GMAB Fixed Account Option.

Other Add-On Benefits Included With All Contracts At No Additional Cost.

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.	None
•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Dollar Cost Averaging Plus (DCA+)	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Earnings Sweep
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division).
None
•May only be added within 30 days of the issue date of your Contract.
•You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
•GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Capital Protection Program
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of your selected Fixed Account Option period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s).
None
•Effective October 21, 2024, this benefit is no longer available for election.
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

CHARGES AND ADJUSTMENTS

There are charges and adjustments associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for add-on benefits, as noted, so they are deducted from your Contract Value only if you elected to add that add-on benefit to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

TRANSACTION EXPENSES

Withdrawal Charge (not applicable for Contracts with the add-on Liquidity Option). At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least five years without being withdrawn);

•earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premiums allocated to those accounts); and

•the free withdrawal amount. The free withdrawal is equal to 10% of Remaining Premium during each Contract Year that would otherwise incur a withdrawal charge, minus earnings. The free withdrawal may be taken once or in segments throughout the Contract Year. Any amount withdrawn to satisfy a Required Minimum Distribution reduces the amount of available free withdrawal.

We will deduct a withdrawal charge on:

•withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount);

•withdrawals under a Contract that exceed its Required Minimum Distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay withdrawal charges, will be subject to the withdrawal charge); and

•amounts withdrawn in a total withdrawal, including amounts necessary to pay withdrawal charges.

The amount of the withdrawal charge deducted varies according to the following schedule:

Withdrawal Charge (as a percentage of Remaining Premium):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+
	6.5%	6.0%	5.0%	4.0%	3.0%	0.0%

Upon a partial or total withdrawal, the withdrawal charge percentage will be the lesser of the withdrawal charge percentage indicated above, or the maximum withdrawal charge percentage listed below. In either case, the withdrawal charge percentage will decrease with each year until no longer applicable.

Beginning on the Contract Anniversary on or After the Owner Attains the Age of:	Maximum Withdrawal Charge Percentage
88	5.50%
89	4.50%
90	3.75%
91	2.75%
92	1.75%
93	0.75%
94+	0.00%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. If you request a total withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Remaining Premium in the Contract immediately prior to the withdrawal. Please note, any free withdrawal taken reduces both Contract Value and Remaining Premium.

You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the withdrawal charge assessed on your partial withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable charges and adjustments, including withdrawal charges and taxes will be applied to your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable charges and adjustments, including withdrawal charges and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, withdrawal charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no withdrawal charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a withdrawal charge (inclusive of the withdrawal charge amount) plus the amount of Premium withdrawn that is no longer subject to a withdrawal charge.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•death benefits; or

•withdrawals necessary to satisfy the Required Minimum Distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the Required Minimum Distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the withdrawal charge).

The Withdrawal Charge compensates us for the sales expense associated with the Contracts. We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, representative or employee of Jackson or any of our affiliates.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under options 3 or 4 (see “Income Options”), the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.

Transfer Charge. We deduct $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require including transfers to or from the GMAB Fixed Account Option in connection with elections of the Principal Guard GMAB, and we will charge a lesser fee where required by state law.

Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. The current charge for standard overnight delivery is $23. The current charge for overnight delivery on Saturday is $38.

Wire Transfer Charge. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. We currently charge $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state). Premium tax is currently not charged back to the Contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

ANNUAL CONTRACT EXPENSES

Core Contract Charge. Each day, as part of our calculation of the Accumulation Unit values and Annuity Units, we make a deduction for the Core Contract Charge. On an annual basis, this charge equals 1.00% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge is reduced to 0.85% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million (for Contracts issued prior to October 21, 2024) or $250,000 (for Contracts issued on or after October 21, 2024). If your Contract Value subsequently drops below $1 million (for Contracts issued prior to October 21, 2024) or $250,000 (for Contracts issued on or after October 21, 2024) on the most recent Contract Quarterly Anniversary, the charge will be reinstated to 1.00%.

This charge compensates us for our expenses associated with administration of the Contracts and the Separate Account, acquisition of business including marketing expenses, risks we assume in connection with the Contracts, and costs associated with providing Contract benefits. We pay the operating expenses of the Separate Account, including those not covered by the Core Contract Charge.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $50 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses in addition to those covered by the Core Contract Charge. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon total withdrawal and is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if the value of your Contract is $50,000 or more when the deduction is to be made.

ADD-ON BENEFIT EXPENSES

Liquidity Option Charge. If you select the Liquidity Option, which provides for no withdrawal charges, you will pay up to a maximum of 0.25% on an annual basis of the average daily Contract Value in the Investment Divisions regardless of whether you take any withdrawals. Current annual charges are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).” Charges are deducted daily as part of the calculation of the Accumulation Unit values. We stop deducting this charge on the date you annuitize.

Guaranteed Minimum Accumulation Benefit ("Principal Guard”) Charge. The charge for this add-on benefit begins on the effective date of the add-on benefit and is expressed as an annual percentage of the Guarantee Benefit Base up to a maximum of 3.00%. For more information on the Guarantee Benefit Base, please see “Guaranteed Amount” beginning on page 35. You pay the applicable charge each Contract Quarter. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your Contract Value. If the Fixed Account Contract Value is greater than the Fixed Account Minimum Value, the quarterly charge will be deducted from your allocations to the Investment Divisions and the Fixed Account Options in the

same proportions that the respective allocations bear to your Contract Value until such time that the Fixed Account Contract Value has been reduced to the Fixed Account Minimum Value. If the Fixed Account Contract Value is equal to the Fixed Account Minimum Value, the charge will be deducted only from your allocations to the Investment Divisions. If no value remains in the Investment Divisions and the Fixed Account Contract Value is equal to the Fixed Account Minimum Value, the charge will not be assessed for that Contract Quarter. With the Investment Divisions, we deduct the charge by redeeming Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the benefit base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

We stop deducting this charge on the earlier of the date that the add-on benefit is terminated, or your Contract Value is zero. Please review the current Rate Sheet Prospectus Supplement at www.jackson.com/product-literature-1.html to learn about the current level of the charge. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).” Upon election of this add-on benefit, the applicable charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”)” beginning on page 35.

Death Benefit Charges. There is no additional charge for the Contract’s basic death benefit. However, for an additional charge, you may select one of the Contract’s available add-on death benefits in place of the basic death benefit.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals a maximum of 0.70% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. Current annual charges are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).” This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (76 years old or older), even though the benefit is not payable. If your spouse elects to continue the Contract under the Spousal Continuation Option (please see “Spousal Continuation Option” on page 51), the Earnings Protection Benefit charge will cease. We stop deducting this charge on the date you annuitize.

On each fifth Contract Anniversary, we reserve the right to increase the charge percentage by 0.05% annually, subject to the applicable maximum annual charge. If the charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may elect to opt out of the charge increase and any future charge increases. Upon such election, no future Premium payments will be allowed. Such election is final, and must be received by us in Good Order prior to the Contract Anniversary.

Return of Premium Guaranteed Minimum Death Benefit Charge. The charge for this add-on benefit begins on the effective date of the add-on benefit and is expressed as an annual percentage of Contract Value up to a maximum of 0.40% (0.10% quarterly). Current annual charges are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. We deduct the charge from your Contract Value at the end of each Contract Quarter. If the Fixed Account Contract Value is greater than the Fixed Account Minimum Value, the quarterly charge will be deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value until such time that the Fixed Account Contract Value has been reduced to the Fixed Account Minimum Value. If the Fixed Account Contract Value is equal to the Fixed Account Minimum Value, the charge will be deducted only from your allocations to the Investment Divisions. If no value remains in the Investment Divisions and the Fixed Account Contract Value is equal to the Fixed Account Minimum Value, the charge will not be assessed for that Contract Quarter. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

On each fifth Contract Anniversary, we reserve the right to increase the charge percentage by 0.05% annually (0.0125% each Contract Quarter), subject to the maximum annual charge noted above. If the GMDB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to opt out of the current charge increase and any future charge increases. If you elect to opt out of charge increases, no future Premium payments will be allowed. While electing to discontinue future Premium payments will prevent an increase in charge, you will be foregoing possible increases in your GMDB so carefully consider this decision should we notify you of a charge increase. Such election is final. All elections must be received by us in Good Order prior to the Contract Anniversary.

For more information about how the add-on benefit works, including this benefit’s GMDB Benefit Base, please see “Return of Premium Guaranteed Minimum Death Benefit” under “Death Benefit”, beginning on page 43.

CONTRACT ADJUSTMENTS

Market Value Adjustment. A Market Value Adjustment (“MVA”) may apply to amounts withdrawn, transferred, or annuitized from a Fixed Account Option prior to the end of the specified period. The Market Value Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. Market Value Adjustments protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The Market Value Adjustment shifts the risk from the Company to you.

In order to determine whether there will be a Market Value Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal, transfer, or annuitization. As discussed in the section titled “The Fixed Account” beginning on page 14, in the subsection titled “Rates of Interest we Credit,” the base interest rate is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Market Value Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the current new business interest rate, which is a rate that we use solely for purposes of calculating the amount of any Market Value Adjustment. The current new business interest rate is 0.25% per annum greater than the base interest rate we are then offering for new allocations to Fixed Account Options with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal, transfer, or annuitization, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

If the base interest rate available for allocations into a new Fixed Account Option at the time of your withdrawal, transfer, or annuitization is higher than the base interest rate declared at the time of your allocation to a Fixed Account Option, a negative adjustment to the amount withdrawn, transferred or annuitized may apply, which would reduce the amount paid, transferred or annuitized. If the base interest rate available for allocations into a new Fixed Account Option at the time of withdrawal, transfer, or annuitization is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, a positive adjustment to the amount withdrawn, transferred or annuitized may apply, which would increase the amount paid, transferred or annuitized. There will be no Market Value Adjustment if the two rates are the same.

If the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is removed, there will be no Market Value Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount paid, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.25% that is added when determining the current new business interest rate (as described above).

The application of a Market Value Adjustment could result in a reduction in the amount you receive from a withdrawal, and in extreme circumstances, such losses could be as high as 12.5% of your investment. The maximum loss would only occur if interest rates have risen dramatically between the date your Contract was issued and the time of your total withdrawal. A Market Value Adjustment will not otherwise affect the values under your Contract. Please see the SAI for an illustration of how an MVA impacts your withdrawals and contract values.

There is no Market Value Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; free withdrawals; amounts removed from the GMAB Fixed Account Option; amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option. In no event will the amount of a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a withdrawal or transfer from a Fixed Account Option, the amount withdrawn or transferred will have been credited with interest at a rate at least equal to the Fixed Account minimum interest rate, even if subject to a Market Value Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account Minimum Value may affect a Market Value Adjustment on a total withdrawal. If you allocated your $10,000 initial Premium to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account Minimum Value would be $8,837.50. In this case, a Market Value Adjustment could not reduce the withdrawal by more than $1,462.50 (the difference between your Contract Value in the Fixed Account and the Fixed Account Minimum Value). For example, if you request a total withdrawal (gross amount of $10,300) and it is subject to a $1,000 negative Market Value Adjustment, the withdrawal amount would be adjusted to $9,300. However, if it were subject to a negative $1,500 Market Value Adjustment, the withdrawal would be adjusted to $8,837.50 (i.e. the Fixed Account Minimum Value), so that it does not invade the Fixed Account Minimum Value. Immediately after the latter withdrawal example, there will be no difference between your Contract Value in the Fixed Account and Fixed Account Minimum Value, and no negative Market Value Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account grows to be larger than the Fixed Account Minimum Value.

FUND EXPENSES

Fund fees and expenses are deducted from and paid out of the assets of the Funds. The value of the assets of the Investment Divisions will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the Contract. They may vary in amount from year to year. The Funds’ fees and expenses are described in the summary prospectus for each Fund.

DISTRIBUTION OF CONTRACTS

Jackson National Life Insurance Company (“Jackson”), located at 1 Corporate Way, Lansing, Michigan 48951, is the issuer for this Contract. Jackson National Life Distributors LLC (“JNLD”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. JNLD also serves as distributor of other variable insurance products issued by Jackson and its subsidiaries.

JNLD is a wholly owned subsidiary of Jackson. JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various selling firms, broker-dealers and their affiliate insurance agencies (each a “Selling Firm,” collectively “Selling Firms”). No Selling Firm has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Selling Firms are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Selling Firms that are unaffiliated with us and sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any Premium payment. Where lower commissions are paid up front, trail commissions may also be paid. The Selling Firms determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Selling Firm and may be withheld on certain transactions.

Under certain circumstances, JNLD and/or Jackson may make payments to Selling Firms in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Selling Firm and may not be offered to all Selling Firms. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Selling Firm. Such payments may influence Selling Firms and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation, FINRA rules of conduct, Securities and Exchange Commission rules, and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it does not result in any additional direct charge by us to you beyond the standard contract charges.

Under these compensation structures, JNLD and/or Jackson may make marketing allowance payments, marketing support payments, and other administrative payments to the Selling Firms. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments and marketing support payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Other administrative payments are designed to support administrative services, distribution support, platform services and fees, or concierge services and generally range from 45 to 75 basis points (0.45% to 0.75%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Selling Firms and their registered representatives and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third-party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s Core Contract Charge and other charges.

The alphabetical listing below details the 20 Selling Firms that received the largest amounts of marketing allowance payments and/or marketing support payments in 2025 from JNLD and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Selling Firm is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Selling Firm may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $442 thousand to approximately $22.2 million.

LPL Financial Corporation
Morgan Stanley Smith Barney, LLC
MML Investors Services / MSI Financial Services
Wells Fargo Advisors / Investments
Osaic (formerly Advisor Group)
UBS Financial Services, Inc.
Ameriprise
Raymond James & Associates, Inc.
Commonwealth Financial Network
Cetera Advisor Networks, LLC
Cambridge Investment
Park Avenue Securities
Stifel Nicolaus & Co., Inc.
State Farm
Lincoln Investment Planning
DPL (The Leader’s Group)
Cetera Advisors LLC
Centaurus Financial
Avantax (Formerly H.D. Vest Investment Securities, Inc.)
Transamerica Financial Services, Inc.

Please see Appendix C for a list of Selling Firms that received amounts of marketing allowance payments and/or marketing support payments in 2025 from JNLD and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of JNLD and/or Jackson who are responsible for providing services to Selling Firms. These employees are generally referred to as “wholesalers” and may meet with Selling Firms and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or add-on benefits (if any) sold by the Selling Firms that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

JNLD also has relationships with the sub-advisers to the various underlying Funds and their affiliates. JNLD receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Selling Firms may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by JNLD and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Selling Firm and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Selling Firm and registered representative. You may ask your registered representative about any variations and how he or she and his or her Selling Firm are compensated for selling the Contract.

We sell Jackson products for which Jackson National Asset Management (“JNAM”) is the advisor. JNAM also serves as the administrator for some sub-accounts. JNLD and JNAM are both subsidiaries of Jackson and have the same ultimate parent company, Jackson Financial Inc. JNLD earns fees associated with its role in distributing JNAM sub-accounts. JNAM also earns fees from the variable annuity contract values that are invested in its various sub-accounts.

PURCHASES

Minimum Initial Premium:

•$5,000 under most circumstances

•$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•$500 for a qualified or non-qualified plan

•$50 for an automatic payment plan

•You can pay additional Premiums at any time during the accumulation phase unless a specific add-on benefit or feature provides limitations.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division and Fixed Account Option. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

•The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account Options. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account Option is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise. Certain Allocation Requirements and restrictions apply in connection with elections of the Principal Guard GMAB. For more information please see “Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”)” beginning on page 35.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program.

PLEASE NOTE: EFFECTIVE OCTOBER 21, 2024, THIS PROGRAM IS NO LONGER AVAILABLE FOR ELECTION.

If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the available Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your financial professional with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

The Capital Protection Program is not available on Contracts with the Liquidity Option.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year period was 3% per year. We would allocate $8,131 to that period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

Shorter specified periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the specified period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the specified period of this duration.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the Accumulation Unit value for each of the Investment Divisions by:

•determining the total amount of assets held in the particular Investment Division;

•subtracting any asset-based charges and taxes chargeable under the Contract; and

•dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any add-on benefit charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. The base Contract has a different Accumulation Unit value than that of certain combinations of add-on benefits an Owner may elect, based on the differing amount of charges applied in calculating the Accumulation Unit value. We cancel Accumulation Units when we remove amounts from that Investment Division, including as a result of a partial withdrawal, transfer, total withdrawal, and certain charges we may deduct.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the Accumulation Unit value for that Investment Division that reflects the combination of add-on benefits you have elected and their respective charges. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Premium Payment and all required information in Good Order will be used for initial pricing of your Contract Values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Premium Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial professional to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Market Value Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law. The Fixed Account Options are not available if you elect the optional Liquidity Option or the EarningsMax add-on death benefit.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;
•Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:
◦1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
◦1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
•Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 25 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•limiting the number of transfers over a period of time;

•requiring a minimum time period between each transfer;

•limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your financial professional in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the JNL/Dreyfus Government Money Market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep, or the Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Customer Care Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, subject to our right to terminate electronic or telephonic transfer privileges described above. For information about your account, please contact our Customer Care Center. We require that you provide proper identification before performing transactions over the telephone or online.

Any authorization you (and any joint Owner) provide to us in an application or through other means will authorize us to accept certain transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your financial professional unless you notify us to the contrary. To notify us, please call us at the Customer Care Center. Certain types of transactions must be submitted by the Contract Owner (and any joint Owner) and may only be submitted online or in writing. For additional information on what transactions can be submitted online or by telephone, please contact our Customer Care Center.

Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement. We reserve the right to discontinue accepting transaction requests online or by telephone or implement additional limitations.

Financial Transactions. Instructions to complete a financial transaction, including withdrawals and transfers, submitted online or by phone must be completed by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division, Index Price, and/or applicable Fixed and Index Account Rates. Instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day.

You may only cancel an earlier telephonic or online request made on the same day by calling the Customer Care Center before the New York Stock Exchange closes. We are unable to accept instructions to cancel an earlier telephonic or online request after the New York Stock Exchange has closed.

We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgment, you should telephone our Customer Care Center immediately

Non-Financial Transactions. Certain non-financial transactions can be submitted online or by telephone. Certain types of non-financial transactions are limited to being submitted by the Contract Owner (and any joint Owner) or may require instructions be submitted in writing if the contract is deemed ineligible. If an add-on benefit has been elected, certain types of non-financial transactions may not be available or have restrictions. Please refer to your add-on benefit endorsement for additional information or contact our Customer Care Center. Non-financial instructions submitted online will take one business day to complete.
We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgment, you should telephone our Customer Care Center immediately.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.

Elections of any add-on benefit must be in writing and will be effective on the date as outlined in the add-on benefit endorsement. Elections of any investment or withdrawal program(s) will be effective upon receipt of the request in Good Order if received before the New York Stock Exchange close. Otherwise, the program(s) will be effective the following business day.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving Joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•by making either a partial or total withdrawal,

•by electing the Automatic Withdrawal Program,

•by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge or Market Value Adjustment. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. When you make a total withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any add-on benefit, and all applicable withdrawal charges, adjusted for any applicable Market Value Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 22. For more information about Market Value Adjustments, please see “Market Value Adjustment” beginning on page 26. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request will generally be submitted in writing, however, we will always accept written withdrawal requests submitted via fax. You may also submit withdrawal requests online or via telephone if you have provided telephone and electronic authorization according to our administrative rules. Please note, there are risks associated with not requiring original signatures in order to disburse the money. For more information, see “Telephone and Internet Transactions” beginning on page 40. Should you choose to have the proceeds sent to you via mail, they will be sent to your last recorded address in our records. Please notify us immediately of any address change.We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Automatic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Automatic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal). A withdrawal request that would reduce the remaining Contract Value to less than $2,000 will be treated as a request for a total withdrawal unless this $2,000 minimum has been expressly waived by endorsement. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Customer Care Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 46.

Liquidity Option. If you elect the Liquidity Option, you will not pay a withdrawal charge when you make a partial or full withdrawal. This option must be selected at issue. This option removes the five year withdrawal charge schedule that would otherwise apply. You will pay a charge of 0.25% on an annual basis of the average net asset value of your allocations to the Investment Divisions for this option. The decision to elect the Liquidity Option should consider whether you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment. The charge for the Liquidity Option applies until the date you annuitize whether or not you take any withdrawals.

The Liquidity Option is not available in combination with elections of the Principal Guard GMAB.

Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”). The following description is supplemented by the examples in Appendix F that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Accumulation Benefit which guarantees your Contract Value will be at least equal to a specified amount called the Guaranteed Amount at the end of the Guarantee Term, regardless of market performance. This add-on benefit is available to add to a Contract on the Contract’s Issue Date, or on any Contract Anniversary, subject to availability. This benefit may be appropriate for those individuals who are looking for downside principal protection alongside growth opportunities in volatile markets.

This add-on benefit is available to Owners age 85 and younger on the date on which it is added to the Contract. If the age of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range on the effective date of the add-on benefit, the add-on benefit will be null and void and all GMAB Charges will be refunded. This add-on benefit is not available on Stretch Contracts, on Contracts where a Death Benefit payout option has been elected by a beneficiary, or Contracts that already have EarningsMax or the Liquidity Option elected. If you elect this add-on benefit, no Premium will be accepted during a Guarantee Term outside of 90 days following the Issue Date of the Contract. In addition, certain features, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Automatic Rebalancing have restrictions and limited functionality associated with the GMAB Fixed Account. We may further limit the availability of this add-on benefit.

The Principal Guard GMAB may also be elected on Contracts owned by a legal entity. In such cases, the Annuitant and any Joint Annuitant must both be age 85 or younger when the add-on benefit is elected. The Annuitant (or Joint Annuitants) cannot be changed while the benefit is in effect. For trusts with beneficial Owners, the beneficial Owners must be the Annuitants on the Contract. If there are Joint Annuitants, the Principal Guard GMAB will terminate on the death of the first Joint Annuitant, unless continued by Spousal Continuation.

At election or re-election, a certain percentage of Contract Value must be allocated to the GMAB Fixed Account Option pursuant to the GMAB Allocation Requirement discussed in more detail below. The remaining Contract Value may be allocated to any other available Contract Option. If you do not provide allocation instructions for the remaining Contract Value at the time of election or re-election of this add-on benefit, we will allocate the remaining Contract Value based on the allocation instructions provided in the application (if elected at issue) or based on the most recent allocation instructions we have on file (if elected or re-elected on a Contract Anniversary, subject to availability).

Guaranteed Amount. This benefit’s Guaranteed Amount is the minimum Contract Value guaranteed at the end of the elected Guarantee Term. The Contract Value at the end of the Guarantee Term will not be less than the Guaranteed Amount, subject to the requirements of this add-on benefit. The Guaranteed Amount is reflected as a pre-determined percentage (the “Guarantee Percentage” or “Guarantee %”) of the Guarantee Benefit Base.

When this GMAB is added to the Contract on the Issue Date –	The Guarantee Benefit Base equals initial Premium net of any applicable Premium taxes, subject to a maximum of $5 million.
The Guaranteed Amount is equal to the Guarantee % multiplied by the Guarantee Benefit Base.

When this GMAB is added to the Contract on any Contract Anniversary, subject to availability –	The Guarantee Benefit Base equals the Contract Value as of the end of the Business Day on the effective date of the GMAB add-on benefit, subject to a maximum of $5 million.
The Guaranteed Amount is equal to the Guarantee % multiplied by the Guarantee Benefit Base.

The Guarantee Benefit Base can never be more than $5 million. The Guarantee Benefit Base is reduced proportionally for withdrawals taken during the Guarantee Term. For more information on the impact of withdrawals, please see the subsection titled “Withdrawals” below.

There are different Guarantee Percentages available, depending upon the Guarantee Term you elect. We reserve the right to prospectively change the Guarantee Percentages on new Principal Guard GMAB elections (both at issue and when elected or re-elected on a Contract Anniversary, subject to availability). The current Guarantee Percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com/product-literature-1.html. Please see “Appendix G (Historical Add-On Rates)” to view historical Guarantee Percentages. We reserve the right to prospectively restrict the availability of Guarantee Terms. Therefore, not all Guarantee Percentages may be available at the time you are interested in electing this add-on benefit. Please contact your financial professional, or contact us at our Customer Care Center, for information regarding the current availability of the Guarantee Terms and their associated Guarantee Percentages.

The Guaranteed Amount will be increased by any Premium payments made during the Guarantee Term, net of any applicable Premium taxes. However, please note that the only Premium payments permitted during a Guarantee Term are those Premium payments made within the first 90 days after the Contract’s Issue Date when the Principal Guard GMAB is elected at issue. No additional Premium payments will be permitted during any Guarantee Term beginning on day 91 after your Contract’s Issue Date. If elected post-issue, additional Premium will not be permitted until the end of the Guarantee Term or until the benefit terminates.

All withdrawals including any automatic withdrawals, required minimum distributions (RMDs), and Free Withdrawals will reduce the Guaranteed Amount as described in more detail below.

At the end of the Guarantee Term, if the Contract Value is less than the Guaranteed Amount, the Company will add additional funds to the Contract Value so that the Contract Value equals the Guaranteed Amount.

Guarantee Term. The Guarantee Term is the time period at the end of which the Contract Value is guaranteed to equal the Guaranteed Amount. The Guarantee Term begins on the effective date of the endorsement and ends on the Contract Anniversary coinciding with the end of the selected Guarantee Term. If you select this add-on benefit when you purchase your Contract, the effective date is the Contract Issue Date. If you elect this add-on benefit on a Contract Anniversary, the effective date is the Contract Anniversary on which it is elected.

We reserve the right to prospectively change the available Guarantee Terms on new Principal Guard GMAB elections (both at issue and when elected or re-elected on a Contract Anniversary, subject to availability). The current Guarantee Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com/product-literature-1.html. Please see “Appendix G (Historical Add-On Rates)” to view historical Guarantee Terms. Please contact your financial professional, or contact us at our Customer Care Center, for information regarding the current availability of the Guarantee Terms.

This add-on benefit will automatically terminate at the end of the Guarantee Term unless a request for re-election has been received in Good Order at our Customer Care Center.

Allocation Requirement. On the effective date of your add-on benefit, we automatically allocate a specified percentage of your Premium (if elected at issue) or Contract Value (if elected on a Contract Anniversary, subject to availability) to the GMAB Fixed

Account Option. This specified percentage is called the Allocation Requirement. The Allocation Requirement will not change during the Guarantee Term. The remaining Premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the most recent allocation instructions that you have provided to us. If your allocation instructions include Fixed Account Options that are not available, then we will allocate those amounts to the 1-year Fixed Account Option, or, if the 1-year Fixed Account Option is not available, to the JNL/Dreyfus Government Money Market Fund. If your allocation instructions include Investment Divisions that are not available, then we will allocate those amounts to the JNL/Dreyfus Government Money Market Fund.

We reserve the right to prospectively change the Allocation Requirement on new Principal Guard GMAB elections (both at issue and when elected or re-elected on a Contract Anniversary, subject to availability). The current Allocation Requirements are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com/product-literature-1.html. Please see “Appendix G (Historical Add-On Rates)” to view historical Allocation Requirements.

Withdrawals. Unless you specify otherwise, partial withdrawals (including any applicable Withdrawal Charges and Market Value Adjustments) will be taken proportionately from all Contract Options to which you are currently allocated, including the GMAB Fixed Account Option. You may request that we deduct in different proportions from any Investment Divisions or Fixed Account Options to which you are currently allocated, however, you may not request a withdrawal be deducted from the GMAB Fixed Account Option that exceeds the percentage of Contract Value currently allocated to the GMAB Fixed Account Option on the date of the withdrawal. Withdrawal Charges and Market Value Adjustments may apply to withdrawals.

Partial withdrawals (including any applicable Withdrawal Charges and Market Value Adjustments) will impact your GMAB values as follows:

On the date of the partial withdrawal -
The Guarantee Benefit Base is equal to the Guarantee Benefit Base prior to the partial withdrawal, reduced for the withdrawal in the same proportion as the Contract Value is reduced, subject to a maximum of $5 Million.

The Guarantee Percentage is unchanged.
The Guaranteed Amount is equal to the Guarantee Percentage multiplied by the new post-withdrawal Guarantee Benefit Base.

Because the Guarantee Benefit Base is reduced proportionally by partial withdrawals, and the Guaranteed Amount is a percentage of the Guarantee Benefit Base, partial withdrawals ultimately reduce the Guaranteed Amount in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the Guaranteed Amount at the time a partial withdrawal is taken, the partial withdrawal may reduce the Guaranteed Amount by a dollar amount that is greater than the dollar amount withdrawn, in other words, on more than a dollar-for-dollar basis. All withdrawals including any automatic withdrawals, required minimum distributions (RMDs), and Free Withdrawals will reduce the Guaranteed Amount.

While this add-on benefit is in effect, automatic withdrawals may be taken either on a pro rata basis from all Contract Options including the GMAB Fixed Account Option, or, in the alternative, may be requested from specified Contract Options, excluding the GMAB Fixed Account Option.

Guaranteed Minimum Accumulation Benefit Fixed Account Option. On the effective date of this add-on benefit, a specified percentage of your Contract Value will be allocated to the GMAB Fixed Account Option in accordance with the add-on benefit’s Allocation Requirement. The GMAB Fixed Account Option is a limited-purpose Fixed Account Option and may not be independently elected. You may not transfer funds into or out of the GMAB Fixed Account Option. The Contract Value in the GMAB Fixed Account Option is credited daily with the current interest rate applicable to the GMAB Fixed Account Option so long as the Contract Value remains in the GMAB Fixed Account Option. The current interest rate applicable to the GMAB Fixed Account Option will be set on the effective date of this add-on benefit and will not change during the Guarantee Term. The interest rate applicable to allocations in the GMAB Fixed Account Option will never be less than the Fixed Account minimum interest rate. For more information on the Fixed Account minimum interest rate, please see “The Fixed Account” beginning on page 14.

Subsequent Premium (received within the first 90 days after issue of the Contract when this add-on benefit is elected at issue) will be allocated to the GMAB Fixed Account Option consistent with the Allocation Requirement in effect at the time this add-on benefit is elected. Subsequent Premiums will have the same current interest rate and Guarantee Term and will be subject to the same Allocation Requirement as the initial Premium. Subsequent Premium is not permitted during any Guarantee Term following the first 90 days after issue of your Contract when this add-on benefit is elected.

Amounts withdrawn or transferred out of the GMAB Fixed Account Option are not subject to Market Value Adjustments.

Quarterly Contract charges deducted pro-rata from all Contract Options are also deducted from the GMAB Fixed Account Option. The deduction of these charges will not reduce the Guaranteed Amount. Dollar Cost Averaging (DCA), DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account Option.

When this add-on benefit terminates, as described in more detail below, the Contract Value allocated to the GMAB Fixed Account Option will be reallocated based upon the most recent allocation instructions you provided to us. If your allocation instructions include Contract Options that are not available, then we will allocate those amounts to the 1-year Fixed Account Option, or, if the 1-year Fixed Account Option is not available, to the JNL/Dreyfus Government Money Market Fund.

Re-election. This add-on benefit automatically terminates at the end of the Guarantee Term unless a request for re-election has been received in Good Order by our Customer Care Center. If you choose to re-elect this add-on benefit, you may choose from any available Guarantee Terms. Only one Guarantee Term may be elected at a time. We will send you notice at least 30 days prior to the end of your existing Guarantee Term reminding you of how to obtain information on the rates applicable for re-elections of the add-on benefit. Requests for re-election must be received in Good Order by the Customer Care Center by the end of the Business Day on the Contract Anniversary coinciding with the last day of your current Guarantee Term.

Upon re-election:

•The Contract Value will be reallocated to the GMAB Fixed Account Option on a pro rata basis from all Contract Options according to the Allocation Requirement in effect on the effective date of the re-election;
•The Guarantee Benefit Base will be reset to equal the Contract Value on the effective date of the re-election adjusted for any applicable MVA on amounts transferred from any Fixed Account Options, subject to a maximum of $5 Million;
•The Guarantee Percentage will be reset according to the Guarantee Percentage in effect for your Guarantee Term on the effective date of the re-election;
•The Guaranteed Amount will be reset to equal the Contract Value multiplied by the new Guarantee Percentage on the effective date of the re-election; and
•A new Guarantee Term will begin.

The Allocation Requirement, Guarantee Percentage, current interest rate applicable to the GMAB Fixed Account Option, and GMAB Charge will be those in effect on the effective date of re-election for the selected Guarantee Term. The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Term and the beginning of the new re-elected Guarantee Term.

This add-on benefit may not be re-elected if any Owner (or Annuitant if owned by a legal entity) is older than 85 on the effective date of the re-election, or if the add-on benefit is no longer offered..

Transfers. While this add-on benefit is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with the provisions of your Contract for the portion of Contract Value that is not required to be allocated to the GMAB Fixed Account Option. We will automatically transfer amounts to or from the GMAB Fixed Account Option, as applicable, upon election, re-election, or termination of this add-on benefit. We will not assess transfer charges on these transfers, and they will not count against the free transfers allowed in a Contract Year. With the exception of additional Premium received during the first 90 days following your Contract’s Issue Date (which will be allocated as described below under “Subsequent Premium), we will not transfer funds into or out of the GMAB Fixed Account during the Guarantee Term. You may not elect to transfer funds to or from the GMAB Fixed Account Option during the Guarantee Term.

Upon re-election, the Contract Value will be reallocated to the GMAB Fixed Account Option on a pro rata basis from all Investment Divisions according to the current Allocation Requirement on the re-election effective date. Any amount allocated to the GMAB Fixed Account Option on transfers from a Fixed Account Option will be adjusted for any applicable Market Value Adjustment. If there is a Market Value Adjustment, the amount transferred will be the net amount that results in the GMAB Fixed Account Option immediately following the transfer equaling the GMAB Allocation Requirement multiplied by the Contract Value after the Market Value Adjustment is applied.

Subsequent Premium. If this add-on benefit is elected on the Contract’s Issue Date, all Premium received within 90 days of the Issue Date will be subject to the Allocation Requirement for the GMAB Fixed Account Option in effect on the Issue Date. All allocations to the GMAB Fixed Account Option will be added to the same GMAB Fixed Account Option. In other words, only one GMAB Fixed Account Option will exist on a single Contract at a time. As a result, these subsequent allocations will have the same interest rate and Guarantee Term end date as the initial Premium. Interest credited on subsequent Premium is credited daily from the date of receipt.

At the time of any permitted subsequent Premium payment -	The Guarantee Benefit Base is equal to the Guarantee Benefit Base prior to the Premium payment plus the amount of the Premium payment, net of any applicable taxes, subject to a maximum of $5 Million.
The Guaranteed Amount is equal to the Guarantee Percentage multiplied by the new Guarantee Benefit Base.
All future GMAB Charges will be based on the new Guarantee Benefit Base. No retroactive adjustment will be made to previous GMAB Charges.

No additional Premium payments will be permitted during any Guarantee Term after 90 days following your Contract’s Issue Date. We reserve the right to refuse any subsequent Premium.

Spousal Continuation. Upon your death or the death of any joint Owner while the Contract is still in effect with a Contract Value greater than zero, this add-on benefit terminates without value unless the Contract is continued by your spouse. The surviving spouse may not continue the add-on benefit if they are older than 85 on the effective date of the add-on benefit.

Upon continuation of the Contract by a spousal joint Owner or spousal Beneficiary, the add-on benefit will continue unless the spouse elects to terminate it on the continuation date. Thereafter, no GMAB Charge will be assessed. If the spouse does not elect to terminate this add-on benefit on the continuation date, the add-on benefit will be continued, all add-on benefit values will be unaffected, and the end date of the current Guarantee Term will be unchanged. The GMAB may not be re-elected if the age of any Owner exceeds 85 on the effective date of re-election.

Termination. This add-on benefit terminates subject to a prorated GMAB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

•The Income Date;

•The date of total withdrawal of Contract Value;

In taking a total withdrawal of your Contract Value, you will receive the Contract Value less any applicable charges and adjustments and not the Guaranteed Amount you would have received under this add-on benefit.

•The date of the Owner’s death (or any joint Owner’s death), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with this add-on benefit;

•The continuation date if the spousal Beneficiary elects to continue the Contract without this add-on benefit;

•The end of the Guarantee Term, unless re-elected by the Owner; or

•The date all obligations for payment under this add-on benefit are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This add-on benefit may not otherwise be terminated independently from termination of the Contract.

Upon termination of this add-on benefit either at the end of the Guarantee Term or at the time of your request, the Contract Value in the GMAB Fixed Account Option will be reallocated to the Fixed Account Options and Investment Divisions based upon the most recent allocation instructions you provided to us. If your allocation instructions include Fixed Account Options that are not available, then we will allocate those amounts to the 1-year Fixed Account Option, or, if the 1-year Fixed Account Option is not available, to the JNL/Dreyfus Government Money Market Fund. If your allocation instructions include Investment Divisions that are not available, then we will allocate those amounts to the JNL/Dreyfus Government Money Market Fund.

Contract Value is Zero. If, while this add-on benefit is in effect, your Contract Value is reduced to zero as the result of the deduction of charges, the Guaranteed Amount will be paid automatically to you and the add-on benefit will terminate.

Automatic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage, or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual, or annual basis. There is no charge for the Automatic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and a Market Value Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase, and you will no longer be able to make withdrawals of Contract Value. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on which you will be 95 years old, or such date allowed by the Company on a non-discriminatory basis or required by an applicable qualified plan, law, or regulation.

The required beginning date for required minimum distributions (RMDs) under qualified plans and Tax-Sheltered Annuities is generally no later than April 1st of the calendar year following the calendar year in which you attain the applicable age as noted in the table below or the calendar year in which you retire. The required beginning date for distributions from a qualified contract maintained for an IRA is generally no later than April 1st of the calendar year following the year in which you attain the applicable age as noted in the table below. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

If you were born:	Your “applicable age” is:
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be based on the variable and fixed options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. The frequency of payments you select will have an impact on the amount of each income payment. For example, an election to receive monthly payments will result in lower payment amounts than an election to receive annual payments. Similarly, an election to receive payments over a longer designated period will result in lower payment amounts than an election to receive payments over a shorter designated period. For income payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger Annuitants. If you have less than $2,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20 and state law permits, we may set the frequency of payments so that the first payment would be at least $20.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•the amount of any applicable Premium taxes, or withdrawal charges and any Market Value Adjustment deducted from your Contract Value on the Income Date;

•which income option you select; and

•the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed net investment rate of 1.0% and, if you select an income option with a life contingency, the age and gender of the Annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed net investment rate, then your income payments will increase; if that performance is less than the assumed net investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you die prior to the date the second payment is due. If you die after the Income Date but before the first monthly payment, the amount allocated to the income option will be paid to your Beneficiary.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor. If you and the person who is the joint life both die after the Income Date but before the first monthly payment, the amount allocated to the income option will be paid to your Beneficiary.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining guaranteed payments, a single lump sum may be requested, which will be equal to the present value of the remaining guaranteed payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 23.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining guaranteed payments, a single lump sum may be requested, which will be equal to the present value of the remaining guaranteed payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 23.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a basic death benefit, which is payable during the accumulation phase. Instead you may choose an add-on death benefit for an additional charge. For more information about the availability of an add-on death benefit, please see the application, check with the financial professional helping you to purchase the Contract or contact us at our Customer Care Center. Our contact information is on the first page of this prospectus. The add-on death benefits are only available at the time you apply for a Contract. In addition, once an add-on death benefit is chosen, it cannot be canceled. The add-on death benefits will terminate upon the death of the Owner.

The death benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, market fluctuation may cause the calculation of a Beneficiary’s death benefit share to differ from the calculation of another Beneficiary’s death benefit share. We will pay interest on a Beneficiary’s death benefit share as required by law.

We will pay the Contract's basic death benefit unless you have elected an add-on death benefit. If the Contract includes a guaranteed minimum death benefit, we will, according to the Contract's current allocation instructions on file, deposit into the Contract's Investment Divisions and Fixed Account the amount by which the guaranteed minimum death benefit exceeds the Contract's account value established at the close of business on the date we receive all documentation in Good Order from the first Beneficiary to submit a claim form.

Basic Death Benefit. The basic death benefit is payable during the accumulation phase. The death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a Joint Owner, the death benefit will be paid when the first Joint Owner dies. The surviving Joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Add-On Death Benefits. Several add-on death benefits are available, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these add-on death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting an add-on death benefit. The Earnings Protection Benefit (EarningsMax) is available if you are 75 years of age or younger on the Contract’s Issue Date. The Return of Premium GMDB is available if you are 80 years of age or younger (85 years of age or younger for Contracts issued before April 27, 2026) on the Contract’s Issue Date. The older you are at the time of selection, the less advantageous it would be for you to select an add-on death benefit. The add-on death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

The “Covered Life” is the life on which these add-on death benefits are based, and is determined on the effective date of the add-on death benefit. For each of these add-on death benefits, the original Owner (and any original Joint Owner) is a Covered Life. If the Contract is owned by a legal entity, then the Annuitant (and each Joint Annuitant) is a Covered Life. Please note that while ownership changes to the Contract are permitted, those ownership changes will not result in a change to the Covered Life or Lives under these add-on death benefits.

Following are the calculations for the add-on death benefits, which show how the values for the benefits are determined. The following add-on death benefits’ features are supplemented by the examples in “Appendix D (Add-On Death Benefit Prospectus Examples)”.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an add-on death benefit that may increase the amount of the death benefit payable at your death, which may help offset state and federal taxes due upon your death.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this add-on benefit, we define earnings as the amount by which the sum of your Contract Value exceeds Remaining Premium. If the earnings amount is negative, i.e., the Remaining Premium is greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial Premium if you die in the first Contract year).

Upon your death, unless your spouse continues the Contract under the Spousal Continuation Option (please see “Spousal Continuation Option” on page 45), the Earnings Protection Benefit will be paid and the Earnings Protection Benefit will terminate.

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. The Earnings Protection Benefit will terminate if the Contract is continued under the Spousal Continuation Option.

No Earnings Protection Benefit will be paid:

•if there are no earnings in your Contract; or

•if your spouse exercises the Spousal Continuation Option, in which case the surviving spouse locks in the greater of the current Contract Value or the sum of base contract Death Benefit and the EarningsMax death benefit. This higher amount becomes the new contract value and will be added to the Investment Divisions.

On each fifth Contract Anniversary, the charge for this add-on benefit may be increased. If you elect to opt out of the current charge increase and any future charge increases at the time an increase is announced, Premium payments subsequent to such election will not be allowed. For more information, please see “Add-On Benefit Expenses”.

Unlike the basic death benefit, this add-on death benefit may also provide value on or after the Income Date. If income payments begin on the Latest Income Date, then we will pay the Earnings Protection Benefit upon the death of the Annuitant(s), and that amount will be equal to the Earnings Protection Benefit on the Latest Income Date. If the Income Date is before the Latest Income Date, then this add-on death benefit terminates on the Income Date, and no death benefit is payable.

The Earnings Protection Benefit is not available in combination with the Principal Guard GMAB.

The above add-on death benefit’s features are supplemented by the examples in “Appendix D (Add-on Death Benefit Prospectus Examples)”.

Return of Premium Guaranteed Minimum Death Benefit (“Return of Premium GMDB”) changes your basic death benefit during the accumulation phase of your Contract to the greater of:

•your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

•all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable charges and adjustments for such withdrawals) in proportion to the reduction in the Contract Value at the time of the withdrawal.

The Return of Premium GMDB Benefit Base will be determined at the end of any Business Day, and is equal to all Premiums (net of any applicable Premium tax) paid into the Contract, reduced by any withdrawals (including any applicable adjustments for such withdrawals). All adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn reduce the death benefit in the same proportion that the Contract Value was reduced on the date of the withdrawal. If the Contract Value is lower than the GMDB benefit base on the date of a withdrawal, that withdrawal may reduce the GMDB benefit base by more than the dollar amount of the withdrawal. For example, if the Contract Value is $80,000 and Premium is $100,000 prior to a withdrawal of $8,000, the withdrawal will reduce Premium to $90,000 using the formula $100,000 - ($100,000 x $8,000/$80,000). Withdrawals may prematurely reduce the value of this Return of Premium Death Benefit.

On each fifth Contract Anniversary, the GMDB charge may be increased. If you elect to opt out of the current charge increase and any future charge increases at the time an increase is announced, Premium payments subsequent to such election will not be allowed. For more information, please see “Death Benefit Charges”.

Please note that if you elect this add-on benefit, ownership changes are allowed, but Covered Lives cannot be changed. Under this GMDB, the Original Owner and any original Joint Owner are the Covered Lives. If the Owner is a legal entity, the Annuitant (and any joint Annuitant) named at election of the GMDB is a Covered Life.

For Contracts issued prior to April 27, 2026, this add-on death benefit may provide value on or after the Income Date. This feature of the add-on death benefit is no longer available for Contracts issued on or after April 27, 2026. If the Income Date is on the Latest Income Date, then the death benefit amount is equal to:

•the GMDB Benefit Base on the Latest Income Date; less

•the Contract Value on the Latest Income Date.

If there is a death benefit amount on or after the Latest Income Date, it will be payable to the Beneficiary when due proof of any Covered Life’s death is received by the Company in Good Order. If the Covered Life is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment. Please note that if the Income Date is before the Latest Income Date, then this add-on death benefit terminates on the Income Date, and no death benefit is payable.

The above GMDB’s features are supplemented by the examples in “Appendix D (Add-On Death Benefit Prospectus Examples)”.

Payout Options. The basic death benefit and the add-on death benefit can be paid under one of the following payout options:

•single lump-sum payment;

•payment of entire death benefit within 5 years of the date of death;

•on non-qualified contracts or for spousal Beneficiaries or Eligible Designated Beneficiaries on qualified contracts, payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death on non-qualified contracts; or

•on qualified contracts, payment of the entire death benefit under an income option over a period not extending beyond ten (10) years, with distribution beginning within the calendar year following the calendar year of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

If the Beneficiary elects to receive the death benefit as an income option, the Beneficiary must make that payout option election within 60 days of the date we receive proof of death and payments of the death benefit must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current

Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Spousal Continuation Option. If your spouse is the sole Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. Moreover, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract.

If your spouse elects to continue the Contract, your spouse may elect to terminate any existing GMAB on the Continuation Date, and no further GMAB charges will be deducted. If your spouse does not elect to terminate a GMAB on the Continuation Date, the GMAB will continue, GMAB charges will continue to be deducted, and the GMAB may not subsequently be terminated independently from the Contract until the end of the Guarantee Term. For more information, please see “Guaranteed Minimum Accumulation Benefit (“Principal Guard GMAB”)” beginning on page 35.

If your spouse elects to continue the Contract, any add-on death benefit will terminate upon the death of the Owner.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a Joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the Joint Owner dies, the surviving Joint Owner, if any, will be the Designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or Joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a legal entity (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Stretch Contracts. The Beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible Designated Beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The Beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-

Qualified Contracts – Required Distributions” on page 47.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated Beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death. We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds. Add-on benefits are not available.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

Elections of the Principal Guard GMAB are not permitted on Stretch Contracts.

TAXES

The following is only general information and is not intended as tax advice to any individual. Jackson does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. It should be understood that the following discussion is not exhaustive and that other special rules may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws or to compare the tax treatment of the Contracts to the tax treatment of any other investment. You are responsible for determining whether your purchase of a Contract, withdrawals, income payments, and any other transactions under your Contract satisfy applicable tax law. Additional tax information is included in the Statement of Additional Information (“SAI”). You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract. Some broker-dealers only offer the Contracts as non-qualified contracts.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified contract owned by a legal entity (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans, assignments, or pledges based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.

Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

•paid on or after the date you reach age 59½;

•paid to your Beneficiary after you die;

•paid if you become totally disabled (as that term is defined in the Code);

•paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•paid under an immediate annuity; or

•which come from Premiums made prior to August 14, 1982.

As of 2013, the taxable portion of distributions from a non-qualified annuity contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of unmarried taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “Designated Beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “Designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “Designated Beneficiary” is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. A surviving spouse must meet the requirements under federal tax law to continue the contract.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the Original Contract is a life insurance contract or endowment contract, the owner and the insured on the Original Contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. In addition, the Premium must be sent directly from the original carrier to Jackson. Under certain circumstances, partial withdrawals may be treated as a tax-free “partial 1035 exchange” (please see the SAI for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes Required Minimum Distributions for tax-qualified contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, Required Minimum Distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to Premium payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•reaches age 59½;

•leaves his/her job;

•dies;

•becomes disabled (as that term is defined in the Code); or

•experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor. See SAI for additional details about Roth IRAs.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The total value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed in connection with Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. The Code requires the Qualified Contract to be nontransferable.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion. See Revenue Rule 2003-91 and the SAI for additional details.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)    one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)    a Required Minimum Distribution; or

(c)    a hardship withdrawal.

Jackson reserves the right to change tax reporting practices where it determines that a change is necessary to comply with federal or state tax rules (whether formal or informal).

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Definition of Spouse. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an add-on living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

JACKSON TAXATION

We reserve the right to deduct from the Contract Value any taxes attributed to the Contract and paid by us to any government entity (including, but not limited to, Premium Taxes, Federal, state and local withholding of income, estate, inheritance, other taxes required by law and any new or increased state income taxes that may be enacted into law). Premium taxes generally range from 0.5% to 3.5%, which are applicable only in certain jurisdictions. We will determine when taxes relate to the Contract.

We may pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. We will withhold taxes required by law from any amounts payable from this Contract.

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option (if currently available) or any of the Investment Divisions (each a “Source Option”). If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

The GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. DCA+ is subject to current availability. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

DCA+ is not available on Contracts with the Liquidity Option.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

The GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Earnings Sweep. You can choose to have your earnings transferred automatically on a monthly basis from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division into other Investment Divisions and Fixed Account Options. Earnings Sweep may only be added within 30 days of the Issue Date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

The GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for rebalancing. You may cancel your rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of rebalancing. Certain restrictions may apply.

The GMAB Fixed Account Option is not available as a source or target option in connection with this benefit.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•Premiums paid to the Fixed Account, less any withdrawals from the Fixed Account, plus

•the Separate Account Contract Value, plus

•any fees and expenses deducted from the Premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract. We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract. For information on specific state law variations to these free look rights, see: Appendix I (State Variation Appendix).

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•Standardized average annual total return is calculated in accordance with SEC guidelines.

•Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the Accumulation Unit value by dividing the increase (decrease) for that unit by the Accumulation Unit value at the beginning of the period. Performance will reflect the deduction of the Core Contract Charge and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in any applicable provisions or requirements of the Internal Revenue Code.

Confirmation of Transactions. A written statement will be mailed to you, or, if electronic delivery has been elected, a statement will be made available on jackson.com, confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us promptly upon receipt of the statement so that we can make any appropriate adjustments.

Delivery of Fund Reports. Beginning with the N-CSR filing for the period ended June 30, 2024, you will no longer receive a notice each time a report is posted. In accordance with recent regulatory changes, Jackson will be providing you with individual Tailored Shareholder Reports (“TSRs”) for each of your Investment Divisions via your preferred delivery method. You can request paper copies of the Funds’ annual and semi-annual TSRs or the Trust’s Financial Statements. Both the TSRs and the Trust’s Financial Statements will also be made available on Jackson’s website (www.jackson.com). You may elect to receive all future annual and semi-annual TSRs in paper free of charge. You can inform Jackson that you wish to receive paper copies of those reports by contacting Jackson as described on the cover page of this prospectus. Your election to receive these TSRs will apply to all Funds described herein.

Legal Proceedings. Jackson and its subsidiaries are defendants in a number of civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See: Appendix H: Financial Intermediary Variations.

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%²	15.48%	8.58%	9.14%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.82%²	6.77%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%²	19.86%	8.63%	N/A
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.05%²	21.20%	7.84%	11.82%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.89%²	19.87%	13.03%	17.58%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	17.64%	13.48%	13.48%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.11%²	26.25%	3.00%	6.58%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%²	27.74%	4.86%	8.80%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	16.75%	13.43%	11.95%
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)	2.30%²	9.53%	4.22%	4.14%

International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)	1.22%	24.27%	1.67%	5.73%
Fixed Income	JNL Multi-Manager Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.95%	3.83%	4.67%	4.29%
Allocation	JNL Multi-Manager Global Small Cap Fund
		1.16%	14.20%	0.15%	6.89%
International/ Global Equity	JNL Multi-Manager International Equity Fund
	(Causeway Capital Management LLC; Lazard Asset Management LLC; WCM Investment Management, LLC; William Blair Investment Management, LLC)	0.97%	23.50%	1.90%	5.17%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.20%	25.49%	5.35%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.06%	1.83%	4.90%	N/A
U.S. Equity	JNL Multi-Manager Select Equity Fund
	(GQG Partners, LLC; River Road Asset Management, LLC; WCM Investment Management, LLC)	0.99%²	16.02%	N/A	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Driehaus Capital Management LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.98%	3.56%	-1.29%	9.41%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.07%	2.69%	8.00%	8.59%
Allocation	JNL Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.83%	12.18%	4.18%	5.44%
Allocation	JNL Moderate Growth ETF Allocation Fund
	(Jackson National Asset Management, LLC)	0.83%	14.60%	5.90%	7.22%
Allocation	JNL Growth ETF Allocation Fund
	(Jackson National Asset Management, LLC)	0.85%	16.64%	7.58%	8.76%
Allocation	JNL/American Funds Moderate Allocation Fund
		0.97%	13.14%	N/A	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	16.29%	5.73%	8.10%
Allocation	JNL/American Funds Growth Allocation Fund
		0.99%	18.49%	7.52%	10.07%
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited)	1.06%	18.76%	6.07%	7.47%
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	1.00%	29.78%	13.60%	8.69%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.83%²	11.41%	10.41%	15.18%

International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.96%	43.10%	14.12%	9.96%
Sector Equity	JNL/Cohen & Steers U.S. Realty Fund
	(Cohen & Steers Capital Management, Inc.)	1.04%	2.79%	4.73%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.91%	35.29%	9.74%	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	15.09%	12.66%	13.16%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.99%	7.01%	8.45%	9.52%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	7.18%	0.07%	2.05%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.08%	8.52%	1.66%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.99%	8.98%	8.23%	12.17%
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.83%	7.59%	0.09%	1.65%
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.56%	3.78%	2.75%	1.67%
U.S. Equity	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
	(FIAM LLC; J.P. Morgan Investment Management Inc.)	0.94%	9.05%	10.46%	N/A
Fixed Income	JNL/Fidelity Institutional AM® Total Bond Fund
	(FIAM LLC)	0.76%	7.49%	0.06%	2.09%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	1.16%	17.55%	6.72%	6.96%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.92%	12.00%	7.17%	7.11%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.70%	16.69%	13.95%	11.59%
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners LLC)	1.34%	10.25%	2.64%	N/A
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.02%	6.17%	-0.73%	9.05%
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	7.04%	8.58%	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	8.08%	4.23%	12.15%
Alternative	JNL/JPMorgan Nasdaq® Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.99%	8.83%	N/A	N/A
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.69%	6.61%	-0.59%	1.45%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	13.86%	11.97%	9.01%
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.99%	17.45%	8.85%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	5.84%	2.25%	N/A

U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	14.17%	10.85%	12.41%
International/Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.75%²	30.92%	3.38%	7.55%
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	20.79%	11.80%	11.75%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.63%	20.28%	14.58%	19.09%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	17.28%	13.86%	14.24%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	6.90%	8.53%	10.13%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	5.57%	6.74%	9.27%
International/Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.61%²	31.50%	8.50%	7.85%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.58%²	6.67%	-0.95%	1.41%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.61%	16.64%	12.68%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.64%	32.98%	13.91%	13.85%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.64%	5.06%	7.35%	13.03%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.65%	0.40%	5.45%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.64%	6.84%	22.78%	7.04%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.64%	16.18%	14.52%	12.35%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.63%	14.47%	6.09%	9.03%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.65%	18.09%	12.62%	N/A
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.61%	20.73%	18.54%	22.65%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.67%	14.44%	7.63%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.66%	3.37%	4.18%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.65%	18.65%	10.13%	10.42%
U.S. Equity	JNL/MFS Equity Income Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.92%	15.31%	10.39%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	6.01%	10.00%	9.52%

U.S. Equity	JNL/Morningstar SMID Moat Focus Index Fund
	(Mellon Investments Corporation)	0.76%	6.23%	N/A	N/A
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	13.40%	12.44%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.76%	12.95%	11.88%	N/A
Alternative	JNL/Neuberger Berman Commodity Strategy Fund
	(Neuberger Berman Investment Advisers LLC)	0.93%	17.58%	13.19%	7.89%
Alternative	JNL/Neuberger Berman Gold Plus Strategy Fund
	(Neuberger Berman Investment Advisers LLC)	1.14%	62.62%	N/A	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.95%	9.30%	3.00%	4.09%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.86%	18.97%	16.19%	13.21%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.99%	11.07%	3.40%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.85%	8.37%	-0.31%	3.28%
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	1.68%	7.82%	1.24%	3.14%
Fixed Income	JNL/PPM America Emerging Markets Debt Fund
	(PPM America, Inc.)	0.93%²	N/A	N/A	N/A
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.76%	8.43%	4.27%	5.89%
Fixed Income	JNL/PPM America Investment Grade Credit Fund
	(PPM America, Inc.)	0.83%	7.20%	N/A	N/A
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.79%	6.75%	-0.26%	2.65%
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.67%	6.80%	9.19%	6.85%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	16.21%	12.43%	10.83%
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%²	11.46%	9.00%	10.79%
U.S. Equity	JNL/T. Rowe Price Capital Appreciation Equity Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.97%²	14.63%	N/A	N/A
U.S. Equity	JNL/T. Rowe Price Growth Stock Fund
	(T. Rowe Price Associates, Inc.)	0.83%²	15.26%	9.19%	14.06%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%²	3.14%	3.52%	9.54%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.72%²	5.44%	1.91%	2.12%
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.85%²	12.00%	10.54%	10.56%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	11.75%	3.80%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	14.14%	5.56%	N/A

Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.68%	16.06%	7.18%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	1.10%	21.41%	4.80%	10.63%
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.66%	7.39%	3.59%	4.88%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.71%	15.69%	8.90%	9.27%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	16.72%	12.08%	N/A
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.79%	14.67%	10.91%	9.80%
Allocation	JNL/JPMorgan Managed Conservative Fund
	(J.P. Morgan Investment Management Inc. )	1.16%	9.28%	1.92%	3.83%
Allocation	JNL/JPMorgan Managed Moderate Fund
	(J.P. Morgan Investment Management Inc. )	1.13%	10.83%	3.48%	5.67%
Allocation	JNL/JPMorgan Managed Moderate Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.12%	12.26%	5.13%	7.50%
Allocation	JNL/JPMorgan Managed Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.13%	13.92%	6.76%	9.47%
Allocation	JNL/JPMorgan Managed Aggressive Growth Fund
	(J.P. Morgan Investment Management Inc. )	1.15%	14.72%	7.60%	10.35%
Allocation	JNL Conservative Allocation Fund
		1.23%	9.29%	2.57%	4.13%
Allocation	JNL Moderate Allocation Fund
		1.22%	10.75%	4.10%	5.68%
Allocation	JNL Moderate Growth Allocation Fund
		1.21%	12.62%	5.36%	7.22%
Allocation	JNL Growth Allocation Fund
		1.19%	14.81%	6.38%	8.47%
Allocation	JNL Aggressive Growth Allocation Fund
		1.16%	15.62%	7.24%	9.35%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

The following is a list of Fixed Account and GMAB Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account or GMAB Fixed Account Options listed below, offer new Fixed Account or GMAB Fixed Account Options, and terminate existing Fixed Account and GMAB Fixed Account Options. We will provide you with written notice before doing so. For more information about the Fixed Account Options, please see "The Fixed Account" beginning on page 24.

Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract Value.

Name	Term	Minimum Guaranteed Interest Rate
1-year Fixed Account Option	1 year	2.40%
1-year GMAB Fixed Account Option	1 year	2.40%

The GMAB Fixed Account is available only in conjunction with the election of the GMAB add-on benefit, and cannot be independently elected.

The Fixed Account is not available if you have elected any of the following add-on benefits:

•EarningsMax, or
•Liquidity Option

APPENDIX B

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

Goldman Sachs is a registered service mark of Goldman Sachs & Co. LLC

Fidelity Institutional Asset Management and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.

The "S&P 500®,” “S&P MidCap 400®,” “S&P SmallCap 600®,” and the "Dow Jones Industrial Average®" (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Jackson National Life Insurance Company and its Affiliates (collectively, "Licensee"). S&P®, S&P 500®, S&P 400®, S&P MidCap 400®, S&P 600®, S&P SmallCap 600®, SPX®, SPY®, US 500™, The 500®, iBoxx®, iTraxx®, CDX®, The Dow®, DJIA®, and Dow Jones Industrial Average® are trademarks of S&P Global, Inc. or its affiliates or licensors ("S&P"); Dow Jones®, DJIA®, Dow Jones Industrial Average® are registered trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”). It is not possible to invest directly in an index. The JNL/Mellon DowSM Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon Small Cap Index Fund (collectively, the “JNL Funds”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices does not make any representation or warranty, expressed or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly or the ability of the Indices to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Licensee with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors.

The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the JNL Funds. S&P Dow Jones Indices has no obligation to take the needs of Licensee, or the owners of the JNL Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. SPDJI provides indices that use environmental, social and/or governance (ESG) indicators (including, without limit, business involvement screens, conformance to voluntary corporate standards, GHG emissions data, and ESG scores) to select, weight and/or exclude constituents. ESG indicators seek to measure a company’s, or an asset’s performance, with respect to E, S and/or G criteria. ESG indicators are derived from publicly reported data, modelled data, or a combination of reported and modelled data. ESG indicators are based on a qualitative assessment due to the absence of well-defined uniform market standards and the use of multiple methodologies to assess ESG factors. No single clear, definitive test or framework (legal, regulatory, or otherwise) exists to determine labels such as, ‘ESG’, ‘sustainable’, ‘good governance’, ‘no adverse environmental, social and/or other impacts’, or other equivalently labelled objectives. Therefore, the exercise of subjective judgment is necessary. Different persons may classify the same investment, products and/or strategy differently regarding the foregoing labels.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT

REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The JNL/Mellon Nasdaq® 100 Index Fund and JNL/JPMorgan Nasdaq® Hedged Equity Fund (together, the "JNL Funds") are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the JNL Funds. The Corporations make no representation or warranty, express or implied to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company ("Licensee") is in the licensing of the Nasdaq®, and Nasdaq-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the JNL Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the JNL Funds into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued or in the determination or calculation of the equation by which the JNL Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the JNL Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morningstar® and the Morningstar Indices (as defined below) are trademarks or service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Morningstar, or any of its affiliated companies (all such entities, collectively, ''Morningstar Entities") or the Loan Syndications and Trading Association ("LSTA"). The Morningstar Entities and LSTA make no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. The Morningstar Entities' only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar and LSTA; and (ii) of the Morningstar Indices which is determined, composed and calculated by the Morningstar Entities without regard to JNAM or the JNL Funds. The Morningstar Entities have no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. The Morningstar Entities and LSTA are not responsible for and have not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. The Morningstar Entities and LSTA have no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Aggressive Target Risk IndexSM	JNL Aggressive Growth Allocation Fund JNL/JPMorgan Managed Aggressive Growth Fund
Morningstar® Conservative Target Risk IndexSM	JNL Conservative Allocation Fund JNL/JPMorgan Managed Conservative Fund
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Mellon International Index Fund
Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
Morningstar® Developed Markets ex-US Target Market Exposure IndexSM	JNL/DFA International Core Equity Fund

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Developed Markets Target Market Exposure IndexSM	JNL/BlackRock Global Allocation Fund JNL/Mellon World Index Fund
Morningstar® Dividend Composite IndexSM	JNL/Franklin Templeton Income Fund JNL/WMC Equity Income Fund
Morningstar® Emerging Markets IndexSM	JNL Multi-Manager Emerging Markets Equity Fund
Morningstar® Emerging Markets Target Market Exposure IndexSM	JNL/Mellon Emerging Markets Index Fund JNL/GQG Emerging Markets Equity Fund
Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM	JNL Multi-Manager International Small Cap Fund
Morningstar® Global ex-US Target Market Exposure IndexSM	JNL Multi-Manager International Equity Fund JNL Multi-Manager International Small Cap Fund JNL/American Funds International Fund JNL/WCM Focused International Equity Fund
Morningstar® Global Small Cap Target Market Exposure IndexSM	JNL Multi-Manager Global Small Cap Fund
Morningstar® Global Target Market Exposure IndexSM	JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Global Small Cap Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds New World Fund
JNL/BlackRock Global Natural Resources Fund
JNL/First Sentier Global Infrastructure Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
Morningstar® LSTA US Leveraged Loan IndexSM	JNL Multi-Manager Floating Rate Income Fund
Morningstar® Moderate Target Risk IndexSM	JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
Morningstar® Moderately Aggressive Target Risk IndexSM	JNL Growth Allocation Fund JNL Growth ETF Allocation Fund JNL/American Funds Growth Allocation Fund JNL/JPMorgan Managed Growth Fund JNL/Vanguard Growth ETF Allocation Fund
Morningstar® Moderately Conservative Target Risk IndexSM	JNL Moderate Allocation Fund JNL Moderate ETF Allocation Fund JNL/American Funds Moderate Allocation Fund JNL/JPMorgan Managed Moderate Fund JNL/Vanguard Moderate ETF Allocation Fund
Morningstar® US Basic Materials IndexSM	JNL/Mellon Materials Sector Fund
Morningstar® US Communication Services IndexSM	JNL/Mellon Communication Services Sector Fund

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Consumer Cyclical IndexSM	JNL/Mellon Consumer Discretionary Sector Fund
Morningstar® US Consumer Defensive IndexSM	JNL/Mellon Consumer Staples Sector Fund
Morningstar® US Energy IndexSM	JNL/Mellon Energy Sector Fund
Morningstar® US Financial Services IndexSM	JNL/Mellon Financial Sector Fund
Morningstar® US Healthcare IndexSM	JNL/Mellon Healthcare Sector Fund
Morningstar® US Industrials IndexSM	JNL/Mellon Industrials Sector Fund
Morningstar® US Large-Mid Cap IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Large-Mid Cap Broad Growth IndexSM	JNL/BlackRock Large Cap Select Growth Fund JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund JNL/T. Rowe Price Growth Stock Fund
Morningstar® US Large-Mid Cap Broad Value IndexSM	JNL/JPMorgan U.S. Value Fund JNL/MFS Equity Income Fund JNL/Newton Equity Income Fund JNL/T. Rowe Price Value Fund JNL/WMC Value Fund
Morningstar® US Market IndexSM	JNL/Mellon U.S. Stock Market Index Fund
Morningstar® US Market Extended IndexSM
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar SMID Moat Focus Index Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund

Morningstar® US Mid Cap Broad Growth IndexSM	JNL/JPMorgan MidCap Growth Fund JNL/T. Rowe Price Mid-Cap Growth Fund
Morningstar® US Mid Cap Broad Value IndexSM	JNL/MFS Mid Cap Value Fund
Morningstar® US Mid Cap IndexSM	JNL Multi-Manager Mid Cap Fund
Morningstar® US Real Estate IndexSM	JNL/Mellon Real Estate Sector Fund
Morningstar® US REIT IndexSM	JNL/Cohen & Steers U.S. Realty Fund
Morningstar® US Small Cap Broad Growth Extended IndexSM	JNL Multi-Manager Small Cap Growth Fund JNL/Invesco Small Cap Growth Fund
Morningstar® US Small Cap Broad Value Extended IndexSM	JNL Multi-Manager Small Cap Value Fund
Morningstar® US Small Cap Extended IndexSM	JNL/DFA U.S. Small Cap Fund JNL/RAFI® Fundamental U.S. Small Cap Fund
Morningstar® US Small-Mid Cap IndexSM	JNL/Morningstar SMID Moat Focus Index Fund
Morningstar® US Small-Mid Cap Moat Focus IndexSM	JNL/Morningstar SMID Moat Focus Index Fund
Morningstar® US Sustainability IndexSM	JNL/Morningstar U.S. Sustainability Index Fund

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Technology IndexSM	JNL/Mellon Information Technology Sector Fund
Morningstar® US Target Market Exposure IndexSM
JNL Multi-Manager Select Equity Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Cohen & Steers U.S. Realty Fund
JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
JNL/JPMorgan Nasdaq® Hedged Equity Fund
JNL/JPMorgan U.S. Value Fund
JNL/Mellon DowSM Index Fu
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Morningstar U.S. Sustainability Index Fund
JNL/Newton Equity Income Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Equity Income Fund
JNL/WMC Value Fund

Morningstar® US Utilities IndexSM	JNL/Mellon Utilities Sector Fund
Morningstar® Wide Moat Focus IndexSM	JNL/Morningstar Wide Moat Index Fund

THE MORNINGSTAR ENTITIES AND LSTA DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES OR LSTA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The JNL/RAFI® Fundamental U.S. Small Cap Fund and JNL/RAFI® Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor® US Index and RAFI® Fundamental US Small Company Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index® and RAFI® are registered trademarks of Research Affiliates, LLC in the US and other countries.

"Bloomberg®" and the Bloomberg Indices (as defined below) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg"), and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship of Bloomberg to JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to JNL Funds customers, in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Bloomberg Indices")	Fund (collectively, the "JNL Funds")
Bloomberg 1-3 Yr Gov/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Gold Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/PPM America Emerging Markets Debt Fund
Bloomberg Global Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/PPM America Emerging Markets Debt Fund
Bloomberg U.S. High Yield - 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund
Bloomberg U.S. Aggregate Index
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional AM® Total Bond Fund
JNL/Franklin Templeton Income Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Investment Grade Credit Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Swap Rate Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY

LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES-WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE-ARISING IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES OR ANY DATA OR VALUES RELATING THERETO-WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector II ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector II ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector II ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector II ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector II ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector II ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector II ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE® SHILLER ENHANCED CAPE® FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

Wilshire® is a registered trademark owned by Wilshire Advisors LLC (“Wilshire”) and used under license and the Wilshire IndexesSM indexes, Wilshire Liquid Alternative IndexSM, and Wilshire Liquid Alternative Event Driven IndexSM are service marks owned or licensed by Wilshire OpCo UK Limited and have been licensed by Wilshire Benchmarks US LLC for use by Jackson National Asset Management, LLC. Wilshire OpCo UK Limited and Wilshire Benchmarks US LLC are referred to as “Wilshire Indexes”. All copyrightable subject matter in a Wilshire Indexes’ index and Wilshire Indexes’ data is © 2026 Wilshire Indexes, all rights reserved. The JNL Multi-Manager Alternative Fund and JNL/Westchester Capital Event Driven Fund (together, the "JNL Funds") are not sponsored, endorsed, sold or promoted by Wilshire Indexes and Wilshire Indexes makes no representations, warranties or other commitments with respect to the JNL Funds. Wilshire Indexes does not accept any liability to any person for any loss or damage arising out of any error or omission in the Wilshire Indexes’ indexes or Wilshire Indexes’ data.

APPENDIX C

SELLING FIRM SUPPORT

Below is a complete list of Selling Firms that received marketing and distribution and/or administrative support in 2025 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

Advisor Circle Incorporated
Aegis Capital Corp.
Allegiance Capital
American Funds
Ameriprise
Ameritas Investment Corp.
APW Capital, Inc.
Aria (Retire One)
Arkadios Capital
Arlington Securities, Inc.
Ausdal Financial Partners Inc.
Avantax (formerly H.D. Vest Investment Securities, Inc.)
B Riley Wealth Management
BCG Securities, Inc.
Beacon Pointe Advisors
Benjamin Edwards
Berthel Fisher & Co.
BISA
Bonsai
Brookstone Capital Management, LLC
Cabot Lodge
Cadaret Grant & Company
Calton & Associates, Inc.
Cambridge Investment
Cape Securities, Inc.
Capital Investment Companies
Capital Investment Group, INC
Carson Pacific
Carey Street Partners LLC
Centaurus Financial
Cetera Advisor Networks, LLC
Cetera Advisors, LLC
Cetera Financial Specialists
Cetera Investment Services, LLC
CFD Investments, Inc.
Chase Wealth Management
CitiGroup Global Markets, Inc.
Commonwealth Financial Network
Concorde Investment Services
Concourse Financial
Concurrent Investment Advisors, LLC
Coordinated Capital Securities, Inc.
Cornerstone Capital Management Co.
Country Financial
Cramer
CreativeOne Securities LLC
CUSO Financial Services, Inc. & L.P.
D. A. Davidson & Company
DAI Securities, LLC
Davenport & Company
Dempsey Lord Smith, LLC
DFPG Investments
DPL (The Leader's Group)
Emerson Equities
Equitable Network (formerly AXA)
Equity Services
FIDx
FIG
Financial & Estate Planning Council
Financial Planning Associates
Financial Services Institute
First Citizen Investor
First Heartland Capital, Inc.
First Horizon (formerly FTB Advisors)
Flourish
Focus Financial PArtners LLC
Fortune Financial Services
Founders Financial Securities
FPA
Frost Brokerage Services, Inc.
G. W. Sherwold Associates, Inc.
Geneos Wealth Management, Inc.
Gradient Radient Securities, LLC
Gradient Securities
Grove Point, LLC (formerly H Beck, Inc.)
GWN Securities, Inc.
Halo
Harbour Investment
Hazard & Siegel, Inc.
Hightower Advisors, LLC
Hightower Securities, LLC
Hornor Townsend & Kent, Inc.
IFP Securities, LLC
Independent Financial Group
Innovation Partners, LLC
Institutional Capital Network, Inc.
Integrity Alliance, LLC
International Assets Advisory
Investment Planners Inc.
J W Cole Financial, Inc.
J.P. Morgan Securities LLC
Janney, Montgomery Scott, LLC
JP Morgan Advisors
Kestra Financial Services (formerly NFP Securities, Inc.)
Key Investment Services
Kovack Securities, Inc.
LaSalle St. Securities, LLC
Lifemark Securities
Lincoln Investment Planning
Lion Street
Lion Street Financial, LLC
LL Global, Inc.
LPL Financial Corporation
M & T
M Holdings Securities, Inc.
Madison Ave Securities, Inc.
Merrill Lynch
Mid Atlantic Capital Group, Inc.
Midwest Professional Planners, LTD.
MML Investors Services/ MSI Financial Services
Modern Capital Securities, Inc.
Moloney Securities Co., Inc.
Momentum Independent Network, Inc.
Money Concepts Capital Corp.
Morgan Stanley Smith Barney, LLC
Mutual Group
MWA Financial Services Inc.
NAIFA
Nationwide Planning Associates
Navy Federal Financial Group, LLC
NewEdge Advisors, LLC
Next Financial Group
Northland Securities
OneAmerica Securities, Inc.
Onyx Bridge Wealth Group LLC
Oppenheimer & Co.. Inc.
Osaic (formerly Advisor Group)
Pacific Northwest Financial Advisors, Inc.
Packerland Brokerage Services
Park Avenue Securities
Parkland Securities, LLC
Peak Brokerage Services
Peak Reps
Pensionmark Securities, LLC
Pinnacle Group
PlanMember Securities Corp.
PNC Investments, LLC
Private Client Services, LLC
Producer's Choice
Prospera Financial Services, Inc.
Pruco Securities
Prudential Insurance Company
Purshe Kaplan Sterling
PWA Securities, LLC
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Rembrandt Financial Group LLC
RFG Advisory, LLC
Robert W Baird & Co., Inc.
Rockefeller Financial
Rogan and Associates
Saltzman
San Blas Securities, LLC
Santander Securities, LLC
SCF Securities
Schwab/TD Ameritrade
Sigma Financial Corporation
Signal Securities, Inc.
Silver Oak Securities
C-1

Snowden Account Services, Inc.
Sorrento Pacific Financial
Spire Securities
State Farm
Steward Partners Investment Solutions, LLC
Stifel Nicolaus & Co., Inc.
StoneX Securities Inc.
Summit Global Investments LLC
Supreme Alliance LLC
Tandem Securities, Inc.
The Advisors Development Network LLC
The Huntington Investment Company
The National Association of Personal Financial Advisors
The O.N. Equity Sales Company
Thrasher & Company, Inc.
Thrivent
Top Producer International, LLC
Transamerica Financial Services, Inc.
Trek Financial, LLC
Trinity Wealth Securities, LLC
Truist Investment Services, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial
US Bancorp Investments, Inc.
USA Financial Securities Corp.
ValMark Securities, Inc.
Vanderbilt Securities
Verity Investments, Inc.
VestGen Wealth Partners, LLC
Voya Financial Advisors
Wealth Enhancement Brokerage Services, LLC
Wealthplan Investment Management
Wells Fargo Advisors / Investments
Western International Securities
Westminster Financial
Wintrust Investments, LLC
World Equity Group
World Investments, Inc.

C-2

APPENDIX D

ADD-ON DEATH BENEFIT PROSPECTUS EXAMPLES

I.EARNINGS PROTECTION DEATH BENEFIT

Unless otherwise specified, the following examples apply to and assume you elected the Earnings Protection Add-On Death Benefit (referred to below as a EarningsMax) when you purchased your Contract, no other add-on benefits were elected, your initial Premium payment net of any applicable taxes was $100,000, and all partial withdrawals requested include any applicable charges. The examples assume that your age corresponds to the EarningsMax of 40% (up to issue age 69). If your age at issue corresponds to EarningsMax of 25% (issue age 70-75), the examples will still apply, given that you replace the 40% in each of the death benefit calculations with 25%. The total death benefit payable under the Contract will be equal to the base Contract Death Benefit plus the EarningsMax death benefit.

Example 1: This example demonstrates how EarningsMax values are set at election.

•Your Contract Value is $100,000, which is your initial Premium.
•Your Remaining Premium is $100,000, which is your initial Premium.
•Your Earnings are your Contract Value less your Remaining Premium, which is $0 at election ($100,000 - $100,000).
•Your EarningsMax death benefit is equal to 40% of your Earnings. Your EarningsMax death benefit is $0 at election.

Example 2: This example demonstrates how upon payment of subsequent Premium EarningsMax values may be redetermined.

This example demonstrates what happens if you make an additional Premium payment, net of applicable taxes, of $10,000, your Contract Value is $150,000 and your Remaining Premium is $100,000 at the time of payment.

•Your new Contract Value is $160,000, which is your Contract Value prior to the additional Premium payment plus your additional Premium payment ($150,000 + $10,000).
•Your Remaining Premium is $110,000, which is your Remaining Premium prior to the additional Premium payment plus your additional Premium payment ($100,000 + $10,000).
•Your Earnings are your Contract Value less your Remaining Premium, which equals $50,000 ($160,000 - $110,000). Your Earnings are subject to a maximum of 250% of your Remaining Premium (see Example 4).
•Your EarningsMax death benefit is $20,000, which is equal to 40% of your Earnings (40% * $50,000 = $20,000).

Example 3: This example demonstrates how EarningsMax values are re-determined upon withdrawal of an amount from the Contract. Withdrawals will be allocated first to Earnings, if any, and second to Remaining Premium.

•Example 3a: This example demonstrates what happens if you withdraw an amount that does not exceed your Earnings. You withdraw an amount of $10,000 when your Contract Value is $150,000, your Remaining Premium is $100,000 and your Earnings are $50,000.

◦Your new Contract Value is $140,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($150,000 - $10,000).
◦Your Remaining Premium remains unchanged at $100,000 since you did not withdrawal more than your Earnings, which means you did not withdrawal any amount from Remaining Premium.
◦Your Earnings are your Contract Value less your Remaining Premium, which is $40,000 ($140,000-$100,000). Your Earnings are subject to a maximum of 250% of your Remaining Premium (see Example 4).
◦Your EarningsMax death benefit is $16,000, which is equal to 40% of your Earnings (40% * $40,000 = $16,000).
◦
•Example 3b: This example demonstrates what happens if you withdraw an amount that exceeds your Earnings. You withdraw an amount of $60,000 when your Contract Value is $150,000, your Remaining Premium is $100,000 and your Earnings are $50,000.

◦Your new Contract Value is $90,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($150,000 - $60,000).
◦Your Remaining Premium is $90,000, which is your Remaining Premium prior to the withdrawal less the amount of the withdrawal that is allocated to Remaining Premium ($100,000 – ($60,000-$50,000) = $100,000 - $10,000). The withdrawal of $60,000 will be allocated first to Earnings ($50,000) and the rest ($10,000) to Remaining Premium.
D-1

◦Your Earnings after the withdrawal is your Contract Value less your Remaining Premium, which is $0 ($90,000 -$90,000).
◦Your EarningsMax death benefit is $0 as your Earnings are $0.

Example 4: This example demonstrates the EarningsMax values given the Earnings are over the 250% of Remaining Premium maximum.

This example demonstrates what happens if Contract Value is $150,000 and your Remaining Premium is $20,000.

•Your Earnings are your Contract Value less your Remaining Premium, subject to a maximum of 250% of your Remaining Premium. Your Earnings is $50,000, which is the maximum (250% * $20,000 = $50,000), since your Contract Value less your Remaining Premium ($150,000 - $20,000 = $130,000) exceeds the maximum described under this benefit.
•Your EarningsMax death benefit is $20,000, which is equal to 40% of your Earnings (40% * $50,000 = $20,000).

II.RETURN OF PREMIUM MINIMUM GUARANTEED DEATH BENEFIT

Unless otherwise specified, the following examples apply to and assume you elected Return of Premium Guaranteed Minimum Death Benefit (referred to below as a GMDB) when you purchased your Contract, no other add-on benefits were elected, your initial Premium payment net of any applicable taxes was $100,000, and all partial withdrawals requested include any applicable charges. The death benefit payable under the Contract will be equal to the larger of your current Contract Value or GMDB Benefit Base.

Example 1: This example demonstrates how GMDB values are set at election.

•Your GMDB Benefit Base is $100,000, which is your initial Premium.

Example 2: This example demonstrates how upon payment of subsequent Premium, GMDB values may be redetermined.

This example demonstrates what happens if you make an additional Premium payment, net of applicable taxes, of $10,000 and your GMDB Benefit Base is $200,000 at the time of payment.

•Your GMDB Benefit Base is $210,000, which is your GMDB Benefit Base prior to the additional Premium payment plus your additional Premium payment ($200,000 + $10,000).

Example 3: This example demonstrates how GMDB values are re-determined upon withdrawal of an amount from the Contract.

•Example 3a: This example demonstrates what happens if you withdraw an amount of $15,000 when your Contract Value is $150,000 and your GMDB Benefit Base is $160,000.
◦Your new GMDB Benefit Base is $144,000, which is a reduction of 10%, the same proportion that the Contract Value is reduced for the withdrawal ($15,000 / $150,000 = 10%), from your GMDB Benefit Base prior to the withdrawal ($160,000 * (1-10%) = $144,000).
•Example 3b: This example demonstrates what happens if you withdraw an amount of $15,000 when your Contract Value is $150,000 and your GMDB Benefit Base is $100,000.
◦Your new GMDB Benefit Base is $90,000, which is a reduction of 10%, the same proportion that the Contract Value is reduced for the withdrawal ($15,000 / $150,000 = 10%), from your GMDB Benefit Base prior to the withdrawal ($100,000 * (1-10%) = $90,000).

Notes:

•The GMDB Benefit Base is reduced proportionately for withdrawals, so in certain circumstances your death benefit may be reduced by more than the dollar amount of the withdrawal.

D-2

APPENDIX E

HISTORICAL ADD-ON BENEFIT CHARGES

I.    Liquidity Option

No historical charges are available at this time for the Liquidity Option.

II.    Earnings Protection Benefit (“EarningsMax”)

No historical charges are available at this time for the Earnings Protection Benefit.

III.    Principal Guard GMAB

No historical charges are available at this time for the Principal Guard GMAB.

IV.    Return of Premium Guaranteed Minimum Death Benefit

No historical charges are available at this time for the Return of Premium GMDB.
E-1

APPENDIX F

GMAB Prospectus Examples

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Term of 10 years when you purchased your Contract, on your application you chose to allocate your Premium to Investment Divisions, the GMAB Allocation Requirement is 30%, the crediting rate for the GMAB Fixed Account Option is 3.00%, the Guarantee Percentage is 110%, the Guarantee Benefit Base Maximum is $5,000,000, no other add-on benefits were elected, and your initial Premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1: At election, a percentage (the GMAB Allocation Requirement) of your funds is automatically allocated to the GMAB Fixed Account Option and your Guarantee Benefit Base and Guaranteed Amount are determined.

•If the GMAB is elected at issue:
◦$30,000 is allocated to the GMAB Fixed Account Option, which is 30% (the GMAB Allocation Requirement) of your initial Premium payment.
◦$70,000 is allocated to the Investment Divisions, which is the remaining 70% of your initial Premium Payment.
◦Your Guarantee Benefit Base is $100,000, which is your initial Premium payment.
◦Your Guaranteed Amount is $110,000, which is equal to your Guarantee Benefit Base multiplied by your Guarantee Percentage ($100,000 * 110%).

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage (the GMAB Allocation Requirement) of your Premium payment is automatically allocated to the GMAB Fixed Account Option, and your Guarantee Benefit Base and Guaranteed Amount are re-determined.

•Example 2a: If you make an additional Premium payment of $50,000 and your Guarantee Benefit Base is $100,000:
◦$15,000 is allocated to the GMAB Fixed Account Option, which is 30% (the GMAB Allocation Requirement) of your additional Premium payment.
◦$35,000 is allocated to the Investment Divisions, which is the remaining 70% of your additional Premium Payment.
◦Your Guarantee Benefit Base is $150,000, which is your additional Premium payment plus the Guarantee Benefit Base before your additional Premium Payment.
◦Your Guaranteed Amount is $165,000, which is equal to your Guarantee Benefit Base multiplied by your Guarantee Percentage ($150,000 * 110%).

•Example 2b: If you make an additional Premium payment of $4,950,000 and your Guarantee Benefit Base is $100,000:
◦$1,485,000 is allocated to the GMAB Fixed Account Option, which is 30% (the GMAB Allocation Requirement) of your additional Premium payment.
◦$3,465,000 is allocated to the Investment Divisions, which is the remaining 70% of your additional Premium Payment.
◦Your Guarantee Benefit Base is $5,000,000, which is the maximum since your additional Premium payment plus the Guarantee Benefit Base before your additional Premium Payment exceeds the maximum of $5,000,000.
◦Your Guaranteed Amount is $5,500,000, which is equal to your Guarantee Benefit Base multiplied by your Guarantee Percentage ($5,000,000 * 110%).

•Note:
◦An initial Contract Value that exceeds the Guarantee Benefit Base at the beginning of the Guarantee Term diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year while the GMAB is in effect, the Contract Value, Guarantee Benefit Base, and Guaranteed Amount are re-determined.
•Example 3a: If your Contract Value in the Separate Account is $82,218.19 and your GMAB Fixed Account Option Value is $32,781.81 for a total Contract Value of $115,000 just before the withdrawal, the withdrawal is taken proportionally from each account:
◦$4,275.89 ($15,000 * $32,781.81 / $115,000) is deducted from your GMAB Fixed Account Option and the new GMAB Fixed Account Option Value is $28,505.92.
◦$10,724.11 ($15,000 * $82,218.19 / $115,000) is deducted from your Investment Divisions and the new Contract Value in the Separate Account is $71,494.08.
◦Your total new Contract Value is $100,000.
◦Your Guarantee Benefit Base of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $15,000 divided by $115,000 (13.043478%). The new Guarantee Benefit Base is $86,956.52 ($100,000 - $100,000 * 13.043478%).
◦Your new Guaranteed Amount is $95,652.17, which is equal to your Guarantee Benefit Base multiplied by your Guarantee Percentage ($86,956.52 * 110%).

•Example 3b: If your Contract Value in the Separate Account is $37,218.19 and your GMAB Fixed Account Option Value is $32,781.81 for a total Contract Value of $70,000 just before the withdrawal, the withdrawal is taken proportionally from each account:
◦$7,024.67 ($15,000 * $32,781.81 / $70,000) is deducted from your GMAB Fixed Account Option and the new GMAB Fixed Account Option Value is $25,757.14.
◦$7,975.33 ($15,000 * $37,218.19 / $70,000) is deducted from your Investment Divisions and the new Contract Value in the Separate Account is $29,242.86.
◦Your total new Contract Value is $55,000.
◦Your Guarantee Benefit Base of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $15,000 divided by $70,000 (21.428571%). The new Guarantee Benefit Base is $78,571.43 ($100,000 - $100,000 * 21.428571%).
◦Your new Guaranteed Amount is $86,428.57, which is equal to your Guarantee Benefit Base multiplied by your Guarantee Percentage ($78,571.43 * 110%).
◦Note: This example illustrates that, when the Contract Value is less than the Guarantee Benefit Base at the time a partial withdrawal is made, the partial withdrawal reduces the Guarantee Benefit Base by a dollar amount that is greater than the dollar amount withdrawn.

•Note:
◦As examples 3a and 3b together illustrate, the impact of a withdrawal on the Guarantee Benefit Base in a down market is greater than that in an up market.
◦Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4: At the end of the Guarantee Term, the excess of the Guaranteed Amount over the Contract Value, if any, is credited to your Contract Value according to your specified Premium allocations.

•Example 4a: If your Contract Value in the Separate Account is $64,682.51 and your GMAB Fixed Account Option Value is $40,317.49 for a total Contract Value of $105,000 at the end of the Guarantee Term and you do not request to re-elect the GMAB:
◦The amount of the benefit is $5,000, which is the excess of the Guaranteed Amount over the Contract Value.
◦$5,000 is deposited in the Investment Divisions according to your specified Premium allocations.
◦Your total new Contract Value is $110,000.
◦$40,317.49 is transferred from your GMAB Fixed Account Option to the Investment Divisions according to your specified Premium allocations. Your new GMAB Fixed Account Option Value is $0, and your new Contract Value in the Separate Account is $110,000.
◦Your new Guarantee Benefit Base is $0 and your GMAB charges cease.

•Example 4b: If your Contract Value in the Separate Account is $64,682.51 and your GMAB Fixed Account Option Value is $40,317.49 for a total Contract Value of $105,000 at the end of the Guarantee Term and you request to re-elect the GMAB to a 10-year Guarantee Term with a Guarantee Percentage of 105% and a GMAB Allocation Requirement of 25%:
◦The amount of the benefit is $5,000, which is the excess of the Guaranteed Amount over the Contract Value.
◦$5,000 is deposited in the Investment Divisions according to your specified Premium allocations.
◦Your total new Contract Value is $110,000.
◦$40,317.49 is transferred from your GMAB Fixed Account Option to the Investment Divisions according to your specified Premium allocations. Your intermediary GMAB Fixed Account Option Value is $0, and your intermediary Contract Value in the Separate Account is $110,000.
◦$27,500, which is 25% (the GMAB Allocation Requirement) of your Contract Value, is transferred to the GMAB Fixed Account Option proportionally from the Investment Divisions. Your new GMAB Fixed Account Option Value is $27,500.
◦Your new Contract Value in the Separate Account is $82,500.
◦Your new Guarantee Benefit Base is $110,000.
◦Your new Guaranteed Amount is $115,500.

•Example 4c: If your Contract Value in the Separate Account is $79,682.51 and your GMAB Fixed Account Option Value is $40,317.49 for a total Contract Value of $120,000 at the end of the Guarantee Term and you do not request to re-elect the GMAB:
◦The amount of the benefit is $0 since your Contract Value is greater than the Guaranteed Amount.
◦Your total Contract Value is $120,000.
◦$40,317.49 is transferred from your GMAB Fixed Account Option to the Investment Divisions according to your specified Premium allocations. Your new GMAB Fixed Account Option Value is $0, and your new Contract Value in the Separate Account is $120,000.
◦Your new Guarantee Benefit Base is $0, your new Guaranteed Amount is $0, and your GMAB charges cease.

•Example 4d: If your Contract Value in the Separate Account is $79,682.51 and your GMAB Fixed Account Option Value is $40,317.49 for a total Contract Value of $120,000 at the end of the Guarantee Term and you request to re-elect the GMAB to a 10-year Guarantee Term with a Guarantee Percentage of 105% and a GMAB Allocation Requirement of 25%:
◦The amount of the benefit is $0 since your Contract Value is greater than the Guaranteed Amount.
◦Your total Contract Value is $120,000.
◦$40,317.49 is transferred from your GMAB Fixed Account Option to the Investment Divisions according to your specified Premium allocations. Your intermediary GMAB Fixed Account Option Value is $0, and your intermediary Contract Value in the Separate Account is $120,000.
◦$30,000, which is 25% (the GMAB Allocation Requirement) of your Contract Value, is transferred to the GMAB Fixed Account Option proportionally from the Investment Divisions. Your new GMAB Fixed Account Option Value is $30,000.
◦Your new Contract Value in the Separate Account is $90,000.
◦Your new Guarantee Benefit Base is $120,000.
◦Your new Guaranteed Amount is $126,000

APPENDIX G

Historical Add-On Benefit Rates

I.    Principal Guard GMAB

No historical rates are available at this time for the Principal Guard GMAB.
G-1

APPENDIX H

FINANCIAL INTERMEDIARY VARIATIONS

This appendix describes variations in the availability of investment options, benefits, and/or other features described in this prospectus - including restrictions, limitations, and other variations - which may apply depending on the broker-dealer or financial intermediary through which the Contract is sold.

Please note that there may be other variations not included in the appendix or otherwise described in this prospectus. Variations may be imposed by some broker-dealers or financial intermediaries without our knowledge. For example, your financial professional may not recommend a particular investment option or Contract benefit to you. We have identified all material financial intermediary variations that are known to us.

However, taking into consideration the breadth of our distribution network, the terms of our current agreements with our distribution partners, and the frequency with which we may make changes to the investment options, benefits, and/or other Contract features, we cannot obtain information about any other financial intermediary variations without unreasonable effort or expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, benefits, and/or other features available to you through your financial professional.

Your financial professional may not be able to provide you with information regarding those features, benefits, or investment options that your financial professional does not make available or recommend to you. Therefore, you may contact us directly at customercare@jackson.com or 1-800-644-4565.

Financial Intermediary	Variation(s)
Ameriprise Financial Services, Inc.
•Liquidity Option not available
•Qualified Contracts:
◦Issue Ages 0 to 80 require Return of Premium Guaranteed Death Benefit or Principal Guard GMAB add-on benefit
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit

Ameritas Investment Corporation	•Qualified Contracts require Return of Premium Guaranteed Death Benefit
Arvest Wealth Management	•Qualified Contracts not available
Associated Investment Services	•Principal Guard GMAB add-on benefit not available •Maximum Issue Age: 85
Bankers Life Securities, Inc.	•Principal Guard GMAB add-on benefit not available
Benjamin F. Edwards & Co. Inc.
•Maximum Issue Age: 85
•Qualified Contracts:
◦Issue Ages 0 to 80 require Return of Premium Guaranteed Death Benefit or Principal Guard GMAB add-on benefit
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit

BOK Financial Securities Inc.	•Qualified Contracts not available •Maximum Issue Age: 85
Capital Securities Management	•Maximum Issue Age: 85
Cetera Financial Group
•Liquidity Option not available
•Qualified Contracts require either Return of Premium Guaranteed Death Benefit or Principal Guard GMAB add-on benefit
•Maximum Issue Age: 85
•Qualified Contracts:
◦Issue Ages 0 to 80 require Return of Premium Guaranteed Death Benefit or Principal Guard GMAB add-on benefit
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit

Citigroup	•Liquidity Option not available •Qualified Contracts: ◦Require Return of Premium Guaranteed Death Benefit ◦Maximum Issue Age: 80 ◦Maximum Issue Age for Principal Guard GMAB add-on benefit: 75
Citizens Securities	•Liquidity Option not available

Financial Intermediary	Variation(s)
Commonwealth Financial Network
•Qualified Contracts:
◦Issue Ages 0 to 80 require Return of Premium Guaranteed Death Benefit, EarningsMax add-on death benefit, or Principal Guard GMAB add-on benefit
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit

D A Davidson and Co.
•Qualified Contracts:
◦Maximum Issue Age: 85
◦Issue Ages 0 to 80 require Return of Premium Guaranteed Death Benefit or Principal Guard GMAB add-on benefit
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit

Equity Services Inc.	•Qualified Contracts not available
First Citizens Investor Services Inc.	•Maximum Issue Age: 85
Geneos Wealth Management Inc.	•Issue Ages must be between 50 and 75 •Liquidity Option not available
Janney Montgomery Scott	•Qualified Contracts require Return of Premium Guaranteed Death Benefit •Maximum Issue Age: 85
Keel Point Capital LLC	•Maximum Issue Age: 85
Key Bank	•Qualified Contracts: ◦Maximum Issue Age: 80 ◦Require Return of Premium Guaranteed Minimum Death Benefit
Key Investments	•Maximum Issue Age: 85
Kovack Securities Inc.	•Principal Guard GMAB add-on benefit not available
LPL Financial Corporation
•Qualified Contracts:
◦Liquidity Option not available
◦Maximum Issue Age: 80
◦Issue Ages 0 to 75 require either:
▪Return of Premium Guaranteed Minimum Death Benefit
▪Return of Premium Guaranteed Minimum Death Benefit and Principal Guard GMAB add-on benefit,
▪EarningsMax add-on death benefit
▪or EarningsMax add-on death benefit
◦Issue Ages 75 to 80 require either:
▪Return of Premium Guaranteed Minimum Death Benefit
▪Return of Premium Guaranteed Minimum Death Benefit and Principal Guard GMAB add-on benefit,
▪or EarningsMax add-on death benefit

MML Investor Services
•Maximum Issue Age: 85
•Non-Qualified Contracts:
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit
•Qualified Contracts:
◦Issue Ages 0 to 80 require Return of Premium Guaranteed Minimum Death Benefit or Principal Guard GMAB add-on benefit
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit

Morgan Stanley	•Return of Premium Guaranteed Death Benefit not available •EarningsMax not available •Principal Guard GMAB add-on benefit not available •Maximum Issue Age: 75 •Qualified Contracts not available
Mutual of Omaha Investors Services	•Qualified Contracts require an add-on Death Benefit
Oppenheimer & Co	•Maximum Issue Age: 85
Osaic Financial Advisors	•Qualified Contracts require Return of Premium Guaranteed Death Benefit
Osaic Financial Services	•Qualified Contracts require Return of Premium Guaranteed Death Benefit
Park Avenue Securities	•Liquidity Option not available •Maximum Issue Age: 85
Parkland Securities, LLC	•Principal Guard GMAB add-on benefit not available
PNC Investments LLC	•Liquidity Option not available •Maximum Issue Age: 85

Financial Intermediary	Variation(s)
Private Client Services, LLC	•Principal Guard GMAB add-on benefit not available
Prospera Financial Services Inc.	•Principal Guard GMAB add-on benefit not available
Raymond James
•Qualified Contracts:
◦Issue Ages 0 to 80 require Return of Premium Guaranteed Minimum Death Benefit or Principal Guard GMAB add-on benefit
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit
•Non Qualified Contracts cannot have custodial ownership

RBC Capital Markets Corp.	•Liquidity Option not available •Qualified Contracts not available •Maximum Issue Age: 85
Robert W. Baird & Co. Inc.	•Principal Guard GMAB add-on benefit not available •Maximum Issue Age: 85
Santander	•Liquidity Option not available •Maximum Issue Age: 85
SIGMA Financial Corporation	•Principal Guard GMAB add-on benefit not available
State Farm
•Maximum Issue Age: 85
•Qualified Contracts:
◦Issue Ages 0 to 80 require Return of Premium Guaranteed Minimum Death Benefit or Principal Guard GMAB add-on benefit
◦Issue Ages 81 to 85 require Principal Guard GMAB add-on benefit

Stifel Independent Advisors, LLC	•Principal Guard GMAB add-on benefit not available •Qualified Contracts: ◦Maximum Issue Age: 80 ◦Require Return of Premium Guaranteed Death Benefit
Stifel Nicolaus	•Principal Guard GMAB add-on benefit not available •Qualified Contracts: ◦Maximum Issue Age: 80 ◦Require Return of Premium Guaranteed Death Benefit
Synovus	•Maximum Issue Age: 85
Thurston Springer Miller Herd & Titak	•Maximum Issue Age: 85
Transamerica	•Qualified Contracts require Principal Guard GMAB add-on benefit
Truist	•Qualified Contracts: ◦Maximum Issue Age: 85 ◦Require Return of Premium Guaranteed Death Benefit
Trustmont Financial Group, Inc.	•Maximum Issue Age: 85
UBS	•Principal Guard GMAB add-on benefit not available •Qualified Contracts: ◦Maximum Issue Age: 80 ◦Require Return of Premium Guaranteed Death Benefit
US Bancorp Advisors	•Maximum Issue Age: 85 •Liquidity Option not available •Qualified Contracts not available
ValMark Securities	•Qualified Contracts require EarningsMax add-on death benefit
Voya Financial Advisors Inc.	•Qualified Contracts require Return of Premium Guaranteed Death Benefit
Wells Fargo Investments LLC
•Maximum Issue Age: 80
•Qualified Contracts:
◦Issue Ages 0 to 75 require Return of Premium Guaranteed Death Benefit or Principal Guard GMAB add-on benefit
◦Issue ages 76 to 80 require Return of Premium Guaranteed Death Benefit
•Non-Qualified Contracts:
◦Issue ages 75 to 80 require Return of Premium Guaranteed Death Benefit

Wesbanco Securities Inc.	•Principal Guard GMAB add-on benefit not available

APPENDIX I: STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. The state in which your Contract is issued also governs whether or not certain options are available or will vary under your Contract.

STATE	MATERIAL VARIATION OR AVAILABILITY
California
If you are a new investor in the Contract, you may cancel your Contract within 30 days of receiving it without paying fees or penalties (30 days if the Contract was purchased as a replacement). Upon cancellation, the Company will refund either the Contract Value or the Premium paid, without deduction for any fees and charges, calculated on the Business Day on which the Company receives the returned Contract.

If you are age 60 or older at the time the Contract is issued, during this 30-day period following the issuance of your Contract, your money will be placed in a Fixed Account or money-market fund, unless you direct that the Premium be invested in a stock or bond portfolio underlying the Contract during the 30-day period. If you do not direct that the Premium be invested in a stock or bond portfolio, and if you return the Contract within the 30-day period, you will be entitled to a refund of the Premium and any Contract fee paid. If you direct that the Premium be invested in a stock or bond portfolio during the 30-day period, and if you return the Contract during that period, you will be entitled to a refund of the Contract Value on the day the Contract is received by the insurance company or agent who sold you Contract, which could be less than the Premium you paid for the Contract, plus any Contract fee paid.

Florida
If you are a new investor in the Contract, you may cancel your Contract within 21 days of receiving it. Upon cancellation, you will receive the greater of the Contract Value, without deduction for any fees and charges, calculated on the Business Day on which the Company receives the returned Contract or the Premium paid, less any withdrawals.

Pennsylvania
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties (30 days if the Contract was purchased as a replacement). If this Contract was purchased as a replacement for a Jackson Contract, you may cancel it no later than 45 days after you receive it. Upon cancellation, you will receive your Contract Value, without deduction for any fees and charges, calculated on the Business Day on which the Company receives the returned Contract.

I-1

Mailing Address and Contact Information
Customer Care Center
Regular Mail:	P.O. Box 24068, Lansing, Michigan 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	1-800-644-4565 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	1-800-701-0125
Email:	customercare@jackson.com

J-1

WHERE TO FIND ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) dated April 27, 2026, contains more information about the Contracts and the Separate Account, and can be found online at https://www.jackson.com/product-literature-1.html. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries call us at 1-800-644-4565 or write to us at:

Customer Care Center
P.O. Box 24068
Lansing, Michigan 48909-4068

Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Separate Account EDGAR contract identifier #C000218277
J-2

STATEMENT OF ADDITIONAL INFORMATION

April 27, 2026

ELITE ACCESS II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 27, 2026. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-644-4565.

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General Information and History

Jackson

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is a wholly owned subsidiary of Jackson Financial Inc. (“JFI”). Prudential plc and Athene Life Re Ltd each hold a minority economic interest in JFI. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc. JFI is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

The Separate Account

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

Trademarks, Service Marks, and Related Disclosures

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

Goldman Sachs is a registered service mark of Goldman Sachs & Co. LLC

Fidelity Institutional Asset Management and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.

The "S&P 500®,” “S&P MidCap 400®,” “S&P SmallCap 600®,” and the "Dow Jones Industrial Average®" (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Jackson National Life Insurance Company and its Affiliates (collectively, "Licensee"). S&P®, S&P 500®, S&P 400®, S&P MidCap 400®, S&P 600®, S&P SmallCap 600®, SPX®, SPY®, US 500™, The 500®, iBoxx®, iTraxx®, CDX®, The Dow®, DJIA®, and Dow Jones Industrial Average® are trademarks of S&P Global, Inc. or its affiliates or licensors ("S&P"); Dow Jones®, DJIA®, Dow Jones Industrial Average® are registered trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”). It is not possible to invest directly in an index. The JNL/Mellon DowSM Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon Small Cap Index Fund (collectively, the “JNL Funds”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices does not make any representation or warranty, expressed or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly or the ability of the Indices to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Licensee with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors.

The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the JNL Funds. S&P Dow Jones Indices has no obligation to take the needs of Licensee, or the owners of the JNL Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading
2

advisor, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. SPDJI provides indices that use environmental, social and/or governance (ESG) indicators (including, without limit, business involvement screens, conformance to voluntary corporate standards, GHG emissions data, and ESG scores) to select, weight and/or exclude constituents. ESG indicators seek to measure a company’s, or an asset’s performance, with respect to E, S and/or G criteria. ESG indicators are derived from publicly reported data, modelled data, or a combination of reported and modelled data. ESG indicators are based on a qualitative assessment due to the absence of well-defined uniform market standards and the use of multiple methodologies to assess ESG factors. No single clear, definitive test or framework (legal, regulatory, or otherwise) exists to determine labels such as, ‘ESG’, ‘sustainable’, ‘good governance’, ‘no adverse environmental, social and/or other impacts’, or other equivalently labelled objectives. Therefore, the exercise of subjective judgment is necessary. Different persons may classify the same investment, products and/or strategy differently regarding the foregoing labels.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The JNL/Mellon Nasdaq® 100 Index Fund and JNL/JPMorgan Nasdaq® Hedged Equity Fund (together, the "JNL Funds") are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the JNL Funds. The Corporations make no representation or warranty, express or implied to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company ("Licensee") is in the licensing of the Nasdaq®, and Nasdaq-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the JNL Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the JNL Funds into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued or in the determination or calculation of the equation by which the JNL Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the JNL Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morningstar® and the Morningstar Indices (as defined below) are trademarks or service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Morningstar, or any of its affiliated companies (all such entities, collectively, ''Morningstar Entities") or the Loan Syndications and Trading Association ("LSTA"). The Morningstar Entities and
3

LSTA make no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. The Morningstar Entities' only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar and LSTA; and (ii) of the Morningstar Indices which is determined, composed and calculated by the Morningstar Entities without regard to JNAM or the JNL Funds. The Morningstar Entities have no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. The Morningstar Entities and LSTA are not responsible for and have not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. The Morningstar Entities and LSTA have no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Aggressive Target Risk IndexSM	JNL Aggressive Growth Allocation Fund JNL/JPMorgan Managed Aggressive Growth Fund
Morningstar® Conservative Target Risk IndexSM	JNL Conservative Allocation Fund JNL/JPMorgan Managed Conservative Fund
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Mellon International Index Fund
Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
Morningstar® Developed Markets ex-US Target Market Exposure IndexSM	JNL/DFA International Core Equity Fund
Morningstar® Developed Markets Target Market Exposure IndexSM	JNL/BlackRock Global Allocation Fund JNL/Mellon World Index Fund
Morningstar® Dividend Composite IndexSM	JNL/Franklin Templeton Income Fund JNL/WMC Equity Income Fund
Morningstar® Emerging Markets IndexSM	JNL Multi-Manager Emerging Markets Equity Fund
Morningstar® Emerging Markets Target Market Exposure IndexSM	JNL/Mellon Emerging Markets Index Fund JNL/GQG Emerging Markets Equity Fund
Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM	JNL Multi-Manager International Small Cap Fund
Morningstar® Global ex-US Target Market Exposure IndexSM	JNL Multi-Manager International Equity Fund JNL Multi-Manager International Small Cap Fund JNL/American Funds International Fund JNL/WCM Focused International Equity Fund
Morningstar® Global Small Cap Target Market Exposure IndexSM	JNL Multi-Manager Global Small Cap Fund
4

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Global Target Market Exposure IndexSM	JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Global Small Cap Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds New World Fund
JNL/BlackRock Global Natural Resources Fund
JNL/First Sentier Global Infrastructure Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
Morningstar® LSTA US Leveraged Loan IndexSM	JNL Multi-Manager Floating Rate Income Fund
Morningstar® Moderate Target Risk IndexSM	JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
Morningstar® Moderately Aggressive Target Risk IndexSM	JNL Growth Allocation Fund JNL Growth ETF Allocation Fund JNL/American Funds Growth Allocation Fund JNL/JPMorgan Managed Growth Fund JNL/Vanguard Growth ETF Allocation Fund
Morningstar® Moderately Conservative Target Risk IndexSM	JNL Moderate Allocation Fund JNL Moderate ETF Allocation Fund JNL/American Funds Moderate Allocation Fund JNL/JPMorgan Managed Moderate Fund JNL/Vanguard Moderate ETF Allocation Fund
Morningstar® US Basic Materials IndexSM	JNL/Mellon Materials Sector Fund
Morningstar® US Communication Services IndexSM	JNL/Mellon Communication Services Sector Fund
Morningstar® US Consumer Cyclical IndexSM	JNL/Mellon Consumer Discretionary Sector Fund
Morningstar® US Consumer Defensive IndexSM	JNL/Mellon Consumer Staples Sector Fund
Morningstar® US Energy IndexSM	JNL/Mellon Energy Sector Fund
Morningstar® US Financial Services IndexSM	JNL/Mellon Financial Sector Fund
Morningstar® US Healthcare IndexSM	JNL/Mellon Healthcare Sector Fund
Morningstar® US Industrials IndexSM	JNL/Mellon Industrials Sector Fund
Morningstar® US Large-Mid Cap IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Large-Mid Cap Broad Growth IndexSM	JNL/BlackRock Large Cap Select Growth Fund JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund JNL/T. Rowe Price Growth Stock Fund
5

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Large-Mid Cap Broad Value IndexSM	JNL/JPMorgan U.S. Value Fund JNL/MFS Equity Income Fund JNL/Newton Equity Income Fund JNL/T. Rowe Price Value Fund JNL/WMC Value Fund
Morningstar® US Market IndexSM	JNL/Mellon U.S. Stock Market Index Fund
Morningstar® US Market Extended IndexSM
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar SMID Moat Focus Index Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund

Morningstar® US Mid Cap Broad Growth IndexSM	JNL/JPMorgan MidCap Growth Fund JNL/T. Rowe Price Mid-Cap Growth Fund
Morningstar® US Mid Cap Broad Value IndexSM	JNL/MFS Mid Cap Value Fund
Morningstar® US Mid Cap IndexSM	JNL Multi-Manager Mid Cap Fund
Morningstar® US Real Estate IndexSM	JNL/Mellon Real Estate Sector Fund
Morningstar® US REIT IndexSM	JNL/Cohen & Steers U.S. Realty Fund
Morningstar® US Small Cap Broad Growth Extended IndexSM	JNL Multi-Manager Small Cap Growth Fund JNL/Invesco Small Cap Growth Fund
Morningstar® US Small Cap Broad Value Extended IndexSM	JNL Multi-Manager Small Cap Value Fund
Morningstar® US Small Cap Extended IndexSM	JNL/DFA U.S. Small Cap Fund JNL/RAFI® Fundamental U.S. Small Cap Fund
Morningstar® US Small-Mid Cap IndexSM	JNL/Morningstar SMID Moat Focus Index Fund
Morningstar® US Small-Mid Cap Moat Focus IndexSM	JNL/Morningstar SMID Moat Focus Index Fund
Morningstar® US Sustainability IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Technology IndexSM	JNL/Mellon Information Technology Sector Fund
6

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Target Market Exposure IndexSM
JNL Multi-Manager Select Equity Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Cohen & Steers U.S. Realty Fund
JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
JNL/JPMorgan Nasdaq® Hedged Equity Fund
JNL/JPMorgan U.S. Value Fund
JNL/Mellon DowSM Index Fu
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Morningstar U.S. Sustainability Index Fund
JNL/Newton Equity Income Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Equity Income Fund
JNL/WMC Value Fund

Morningstar® US Utilities IndexSM	JNL/Mellon Utilities Sector Fund
Morningstar® Wide Moat Focus IndexSM	JNL/Morningstar Wide Moat Index Fund

THE MORNINGSTAR ENTITIES AND LSTA DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES OR LSTA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The JNL/RAFI® Fundamental U.S. Small Cap Fund and JNL/RAFI® Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor® US Index and RAFI® Fundamental US Small Company Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index® and RAFI® are registered trademarks of Research Affiliates, LLC in the US and other countries.

"Bloomberg®" and the Bloomberg Indices (as defined below) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg"), and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship of Bloomberg to JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to JNL Funds customers, in connection with the administration, marketing or trading of the JNL Funds.

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Index (collectively, the "Bloomberg Indices")	Fund (collectively, the "JNL Funds")
Bloomberg 1-3 Yr Gov/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Gold Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/PPM America Emerging Markets Debt Fund
Bloomberg Global Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/PPM America Emerging Markets Debt Fund
Bloomberg U.S. High Yield - 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund
Bloomberg U.S. Aggregate Index
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional AM® Total Bond Fund
JNL/Franklin Templeton Income Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Investment Grade Credit Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Swap Rate Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY
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LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES-WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE-ARISING IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES OR ANY DATA OR VALUES RELATING THERETO-WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector II ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector II ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector II ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector II ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector II ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector II ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector II ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE® SHILLER ENHANCED CAPE® FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

Wilshire® is a registered trademark owned by Wilshire Advisors LLC (“Wilshire”) and used under license and the Wilshire IndexesSM indexes, Wilshire Liquid Alternative IndexSM, and Wilshire Liquid Alternative Event Driven IndexSM are service marks owned or licensed by Wilshire OpCo UK Limited and have been licensed by Wilshire Benchmarks US LLC for use by Jackson National Asset Management, LLC. Wilshire OpCo UK Limited and Wilshire Benchmarks US LLC are referred to as “Wilshire Indexes”. All copyrightable subject matter in a Wilshire Indexes’ index and Wilshire Indexes’ data is © 2026 Wilshire Indexes, all rights reserved. The JNL Multi-Manager Alternative Fund and JNL/Westchester Capital Event Driven Fund (together, the "JNL Funds") are not sponsored, endorsed, sold or promoted by Wilshire Indexes and Wilshire Indexes makes no representations, warranties or other
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commitments with respect to the JNL Funds. Wilshire Indexes does not accept any liability to any person for any loss or damage arising out of any error or omission in the Wilshire Indexes’ indexes or Wilshire Indexes’ data.

Services

Jackson is the custodian of the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been incorporated by reference herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report dated March 20, 2026, states that Jackson National Life Insurance Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of Jackson National Life Insurance Company are not intended to be and, therefore, are not fairly presented in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting principles. The principal business address of KPMG LLP is 200 E Randolph, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $724,851 in 2023, $791,359 in 2024 and $933,097 in 2025 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Contract Adjustments

A Market Value Adjustment (“MVA”) may apply to amounts withdrawn, transferred, or annuitized from a Fixed Account Option prior to the end of the specified period. The Market Value Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. Market Value Adjustments protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The Market Value Adjustment shifts the risk from the Company to you.

In order to determine whether there will be a Market Value Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal, transfer, or annuitization. As discussed in the section titled “The Fixed Account”, the base interest rate is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Market Value Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the current new business interest rate, which is a rate that we use solely for purposes of calculating the amount of any Market Value Adjustment. The current new business interest rate is 0.25% per annum greater than the base interest rate we are then offering for new allocations to Fixed Account Options with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal, transfer, or annuitization, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

If the base interest rate available for allocations into a new Fixed Account Option at the time of your withdrawal, transfer, or annuitization is higher than the base interest rate declared at the time of your allocation to a Fixed Account Option, a negative adjustment to the amount withdrawn, transferred or annuitized may apply, which would reduce the amount paid, transferred or annuitized. If the base interest rate available for allocations into a new Fixed Account Option at the time of withdrawal, transfer, or annuitization is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, a positive adjustment to the amount withdrawn, transferred or annuitized may apply, which would increase the amount paid, transferred or annuitized. There will be no Market Value Adjustment if the two rates are the same.

If the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is removed, there will be no Market Value Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount paid, transferred, or annuitized in situations where the general level of interest rates has declined but the
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current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.25% that is added when determining the current new business interest rate (as described above).

The application of a Market Value Adjustment could result in a reduction in the amount you receive from a withdrawal, and in extreme circumstances, such losses could be as high as 12.5% of your investment. The maximum loss would only occur if interest rates have risen dramatically between the date your Contract was issued and the time of your total withdrawal. A Market Value Adjustment will not otherwise affect the values under your Contract. Please see the SAI for an illustration of how an MVA impacts your withdrawals and contract values.

There is no Market Value Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; free withdrawals; amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option term. In no event will the amount of a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a withdrawal or transfer from a Fixed Account Option, the amount withdrawn or transferred will have been credited with interest at a rate at least equal to the Fixed Account minimum interest rate, even if subject to a Market Value Adjustment that otherwise would have reduced it below that rate.

Market Value Adjustment Example.

Example 1: The following example illustrates how the Fixed Account Minimum Value may affect a Market Value Adjustment on a total withdrawal.
•If you allocated your $10,000 initial Premium to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions) your Contract Value in the Fixed Account would be $10,300.
•If the Fixed Account minimum interest rate was 1%, your Fixed Account Minimum Value would be $8,837.50.
•In this case, a Market Value Adjustment could not reduce the withdrawal by more than $1,462.50 (the difference between your Contract Value in the Fixed Account and the Fixed Account Minimum Value).
•For example, if you request a total withdrawal (gross amount of $10,300) and it is subject to a $1,000 negative Market Value Adjustment, the withdrawal amount would be adjusted to $9,300.
•However, if it were subject to a negative $1,500 Market Value Adjustment, the withdrawal would be adjusted to $8,837.50 (i.e. the Fixed Account Minimum Value), so that it does not invade the Fixed Account Minimum Value.
•Immediately after the latter withdrawal example, there will be no difference between your Contract Value in the Fixed Account and Fixed Account Minimum Value, and no negative Market Value Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account grows to be larger than the Fixed Account Minimum Value.

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

For Elite Access® contracts, the aggregate amount of commissions paid to broker-dealers was $155,044,128 in 2023, $179,922,268 in 2024 and $224,019,241 in 2025. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Dreyfus Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”) and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.
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Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An Owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of Accumulation Units outstanding during the period.
d	=	the maximum offering price per Accumulation Unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Dreyfus Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Dreyfus Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Dreyfus Government Money Market Division’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

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The JNL/Dreyfus Government Money Market Division’s yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract Owner’s investment in the JNL/Dreyfus Government Money Market Division nor that Division’s investment in the JNL/Dreyfus Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson’s Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. Generally, withdrawals under a tax-qualified contract are taxable as ordinary income.. For Contracts issued in connection with non-qualified plans, the cost basis is generally the Premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

As of 2013, the taxable portion of distributions from a non-qualified annuity Contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of unmarried taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

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Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the Owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated Beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the Owner may elect in such cases to waive the withholding requirement. If not waived, or otherwise elected, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed as if the payee had checked the box for "Single" in Step 1(c) and had no entries in Step 2, Step 3, and Step 4 on Internal Revenue Service Form W-4P, or under the currently applicable federal tax rules.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification - Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract Owner control of the investments of a segregated asset account would cause the Contract Owner to be treated as the Owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the Contract to be treated as the Owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to
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current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the Contract Owner and the insurance company regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The Contract Owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract Owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the contract offers 115 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the Owner of a Contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the Contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, Owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on Premiums for Contracts will be taxed currently to the Owner if the Owner is a legal entity, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a legal entity.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The total value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will
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be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70½; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of Owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, Annuitants and Beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract Value exceeds the aggregate Premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the Owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (5) under an immediate annuity; or (6) which are allocable to Premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1)  distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (4) distributions to an Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (5) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the
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amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; (10) distributions from an IRA made to the Owner or Annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (11) distributions up to $5,000 for a qualified birth or adoption. The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the Owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all Owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan or IRA must commence no later than April 1 of the calendar year following the calendar year in which the employee attains the applicable age as noted in the table below or the date of retirement. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

The triggering age at which you must begin taking distributions under traditional Individual Retirement Annuities and tax-qualified plans change periodically. See below for a table of past age requirements and planned future changes to age requirements for beginning these required minimum distributions.

If you were born:	Your “applicable age” is:
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75

If the sole Beneficiary is the Contract holder employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity
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payments for the employee’s life (or the joint lives of the employee and Beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

    (a) Tax-Sheltered Annuities

    Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    (b) Individual Retirement Annuities

    Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Contribution Premium payments for Roth IRA annuities are limited to a maximum of $7,500 for 2026. The limit may be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross
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income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2026, these levels are $153,000 in the case of unmarried taxpayers, $242,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity. These rules are complicated and purchasers should consult a tax advisor before engaging in Roth Conversions or transfers.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to Owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or Beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $24,500 elective deferral limitation in 2026. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $8,000. For those aged 60-63, the contribution maximum limit is increased by $11,250. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their Beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

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In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70½;
•	severs employment;
•	dies; or
•	is faced with an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract Value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an Annuity Unit as of the Income Date to establish the number of Annuity Units representing each variable payment.  The number of Annuity Units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract Values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Business Day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an Annuity Unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one Business Day to the next.  The income option tables contained in the Contract are based on a 1% per annum assumed investment rate.

The value of a fixed number of Annuity Units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an Annuity Unit for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the percentage change in the value of an Accumulation Unit from the immediately preceding Business Day to the Business Day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1% per annum.

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Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)	a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)	is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for the Contract’s optional benefit.

Also see “Income Payments (The Income Phase)” in the Prospectus.
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APPENDIX A: FINANCIAL STATEMENTS

The financial statements for Depositor (Jackson National Life Insurance Company) and Registrant (Jackson National Separate Account - I) are incorporated herein by reference to Registrant’s N-VPFS filing, filed on April 15, 2026 (File No. 811-08664).
A-1

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No.	Description
(a)	Board of Directors Resolution.

(a)(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(1)
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

(c)(2)	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

(d)	Contracts.

(d)(1)
Specimen of Individual Deferred Variable and Fixed Annuity Contract with Market Value Adjustment (ICC19 VA670), incorporated herein by reference to Registrant's Registration Statement, filed on December 18, 2019 (File Nos. 333-235565 and 811-08664).

(d)(2)
Specimen of Individual Deferred Variable Annuity Contract (ICC19 VA680), incorporated herein by reference to Registrant's Registration Statement, filed on December 18, 2019 (File Nos. 333-235565 and 811-08664).

(d)(3)
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(4)	Specimen of Retirement Plan Endorsement (7246), incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

(d)(5)
Form of Individual Retirement Annuity Endorsement (ICC18 7715), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(6)
Form of Roth Individual Retirement Annuity Endorsement (ICC18 7716), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(7)
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

(d)(8)
Specimen of Charitable Remainder Trust Endorsement (7487), incorporated herein by reference to the Registrant’s Pre-Effective Amendment 1, filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

(d)(9)	Form of Unisex Contract Endorsement (ICC18 7763), incorporated herein by reference to Registrant's Registration Statement, filed on December 18, 2019 (File Nos. 333-235565 and 811-08664).

(d)(10)
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

(d)(11)
Form of Earnings Protection Guaranteed Minimum Death Benefit (ICC18 7759), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(12)
Form of Guaranteed Minimum Accumulation Benefit (ICC24 7815), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(d)(13)
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC25 7838), incorporated herein by reference to Registrant's Post-Effective Amendment No. 16, filed on December 8, 2025 (File Nos. 333-235565 and 811-08664).

(e)	Applications.

(e)(1)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (V670 04/20), incorporated herein by reference to Registrant's Registration Statement, filed on December 18, 2019 (File Nos. 333-235565 and 811-08664).

(e)(2)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (V670 04/20), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 10, 2020 (File Nos. 333-235565 and 811-08664).

(e)(3)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (V670 04/21), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(e)(4)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (V670 04/22), incorporated herein by reference to Registrant's Post-Effective Amendment No. 7, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(e)(5)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (V670 10/24), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(e)(6)	Form of the Elite Access II Individual Variable and Fixed Annuity Application (V670 04/26), attached hereto.

(f)	Depositor's Certificate of Incorporation and By-laws.

(f)(1)	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(2)	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(3)	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

(g)	Reinsurance Contracts.

(g)(1)
Variable Annuities Funds Withheld Coinsurance Agreement between Jackson National Life Insurance Company and Brooke Life Reinsurance Company, dated January 1, 2024, incorporated herein by reference to Registrant's Post-Effective Amendment No. 10, filed on April 23, 2024 (File Nos. 333-235565 and 811-08664).

(g)(2)
Amended and Restated Variable Annuities Funds Withheld Coinsurance Agreement, dated January 1, 2024, between Jackson National Life Insurance Company and Brooke Life Reinsurance Company, effective December 1, 2025, incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

(g)(3)
Payout Annuities Coinsurance Agreement between Jackson National Life Insurance Company and Brooke Life Reinsurance Company, dated December 1, 2025, incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

(g)(4)
Fixed and Fixed Index Annuities Coinsurance Agreement between Jackson National Life Insurance Company and Hickory Brooke Reinsurance Company, dated December 1, 2025, incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

(g)(5)
Amendment No. 32 to the Variable Annuity GMIB Reinsurance Agreement between Jackson National Life Insurance Company and Chubb Tempest Life Reinsurance Ltd., dated January 1, 2002, effective July 1, 2025, attached hereto.

(g)(6)
Amendment No. 28 to the Variable Annuity GMIB Reinsurance Agreement between Jackson National Life Insurance Company and Chubb Tempest Life Reinsurance Ltd., dated March 1, 2005, effective July 1, 2025, attached hereto.

(h)	Participation Agreements.

(h)(1)(i)
Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(ii)
First Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated January 18, 2012, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iii)
Second Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, Capital Research and Management Company, and Jackson National Asset Management, LLC, dated December 31, 2014, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iv)
Third Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(v)
Fourth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(vi)
Fifth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(i)
Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated June 8, 2017, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(ii)
First Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated September 25, 2017, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(iii)
Second Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated April 27, 2020, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(i)
Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ii)
First Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated February 1, 2012, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iii)
Second Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 30, 2012, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iv)
Third Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated March 1, 2013, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(v)
Fourth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vi)
Fifth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vii)
Sixth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(viii)
Seventh Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 26, 2021, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ix)
Fund of Funds Investment Agreement (American Funds) dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(x)
Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xi)
Fund of Funds Investment Agreement (Vanguard Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xii)
First Amendment to Fund of Funds Investment Agreement (American Funds), effective October 21, 2024, incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xiii)
Fund of Funds Investment Agreement (T. Rowe Price Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xiv)
Fund of Funds Investment Agreement (VanEck ETF Trust Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xv)
First Amendment to Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), effective October 21, 2024, incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xvi)	Fund of Funds Investment Agreement (Cohen & Steers Rule 12d1-4), dated October 23, 2025, attached hereto.

(h)(3)(xvii)	First Amendment to Fund of Funds Investment Agreement (DoubleLine ETF Trust Rule 12d1-4), effective July 22, 2025, attached hereto.

(h)(3)(xviii)	Amended and Restated Fund of Funds Investment Agreement (Fidelity Rule 12d1-4), dated June 5, 2025, attached hereto.

(h)(3)(xix)	Fund of Funds Investment Agreement (First Trust Exchange Rule 12d1-4), dated October 23, 2025, attached hereto.

(h)(3)(xx)	Fund of Funds Investment Agreement (Lazard Rule 12d1-4), dated October 23, 2025, attached hereto.

(h)(3)(xxi)	Fund of Funds Investment Agreement (PIMCO ETF Trust and PIMCO Equity Series Rule 12d1-4), effective February 25, 2026, attached hereto.

(h)(3)(xxii)	First Amendment to Fund of Funds Investment Agreement (Vanguard Fund Rule 12d1-4), effective February 25, 2026, attached hereto.

(h)(3)(xxiii)
Eighth Amendment to the Master Fund Participation Fund Agreement between Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, effective April 27, 2026, attached hereto.

(i)	Administrative Contracts.

(i)(1)
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(j)	Other Material Contracts. Not Applicable.

(k)	Legal Opinion.

(k)(1)	Opinion and Consent of Counsel, attached hereto.

(l)	Other Opinions.

(l)(1)	Consent of Independent Registered Public Accounting Firm, attached hereto

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus.

(o)(1)	Form of Initial Summary Prospectus, attached hereto.

(p)	Power of Attorney.

(p)(1)	Power of Attorney, incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

(q)	Letter Regarding Change in Certifying Accountant. Not Applicable.

(r)	Historical Current Limits on Index Gains. Not Applicable.

Item 29.	Organizational Chart, incorporated herein by reference to Exhibit 29 of Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Jackson National Life Insurance Company

Christopher A. Raub 1 Corporate Way Lansing, MI 48951	Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	President, Chief Executive Officer, Chair, and Director

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, and Director

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Risk Officer

Carrie L. Chelko 1 Corporate Way Lansing, MI 48951	Executive Vice President

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Innovation and Technology Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Executive Vice President, Operations and Technology Services

Craig D. Smith 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Executive Vice President

Alison R. Reed 7601 Technology Drive Denver, CO 80237	Executive Vice President and Head of Distribution

Craig A. Anderson 1 Corporate Way Lansing, MI 48951	Senior Vice President and Controller

Scott J. Golde 300 Innovation Drive Franklin, TN 37067	Senior Vice President, General Counsel

Andrea D. Goodrich 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Law and Corporate Secretary

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Technology Officer, Chief Information Security Officer, and Privacy Officer

Michael R. Hicks 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Information Officer

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Joshua K. Richardson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dean R. Scott 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Development and Treasury

Lin L. Sun 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Senior Vice President and Chief Actuary

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Senior Vice President, Planning and Asset Liability Management

Elizabeth A. Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Head of Internal Audit

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Ellen J. Bode 1 Corporate Way Lansing, MI 48951	Vice President, Appointed Actuary

Andrew R. Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Hilary R. Cranmore 1 Corporate Way Lansing, MI 48951	Vice President

Frank G. D’Amuro 1 Corporate Way Lansing, MI 48951	Vice President

Lauren B. Dunn 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Margaret C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Heidi L. Kaiser 1 Corporate Way Lansing, MI 48951	Vice President, Chief Compliance Officer, Separate Accounts Chief Compliance Officer, Advertising Officer, and Anti-Money Laundering Compliance Officer

Diedre J. Kosier 1 Corporate Way Lansing, MI 48951	Vice President

Darren T. Kramer 1 Corporate Way Lansing, MI 48951	Vice President

Efthimios Lekas 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Vice President

David J. Linehan 1 Corporate Way Lansing, MI 48951	Vice President

Lisa A. Lubahn 1 Corporate Way Lansing, MI 48951	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Angela M. Matthews 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Layton Meng 300 Innovation Drive Franklin, TN 37067	Vice President

Stefan C. Ott 1 Corporate Way Lansing, MI 48951	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Brooke Thorne 1 Corporate Way Lansing, MI 48951	Vice President

John A. Vandercruyssen 1 Corporate Way Lansing, MI 48951	Vice President, Assistant Controller

Amit Vashisht 1 Corporate Way Lansing, MI 48951	Vice President

Srikant Vatturi Venkata Satya 1 Corporate Way Lansing, MI 48951	Vice President, Asset Liability Management

John F. Visicaro 1 Corporate Way Lansing, MI 48951	Vice President

Lisa A. Wegehaupt 1 Corporate Way Lansing, MI 48951	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. incorporated herein by reference to Exhibit 29 of Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

Item 30. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Marina C. Ashiotou 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Manager

Garett J. Childs 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Manager

Hilary Cranmore 1 Corporate Way Lansing, MI 48951	Manager

Alison Reed 7601 Technology Drive Denver, CO 80237	Executive Vice President, Head of Distribution, Manager, and Chair

Kevin Luebbers 300 Innovation Drive Franklin, TN 37067	Head of Sales

Brian Sward 300 Innovation Drive Franklin, TN 37067	Head of Product Solutions

Robert Butler 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Manager, Indy

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Desk and Distribution Intelligence

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Anti-Money Laundering Compliance Officer

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Nicolarsen 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Manager, BWA

Kimberly Plyer 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tom Smith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

Lisa Backens 300 Innovation Drive Franklin, TN 37067	Vice President

Mercedes Biretto 1 Corporate Way Lansing, MI 48951	Vice President

Chris Bogren 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Cobianchi 300 Innovation Drive Franklin, TN 37067	Vice President

Chardae Hawley 300 Innovation Drive Franklin, TN 37067	Vice President

Yesenia Lankford 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Bob McAllister 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Ohme 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph C. Pierce 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Molly Stevens 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Tidey 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Darweshi Whitfield 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Lupton 300 Innovation Drive Franklin, TN 37067	Chief Compliance Officer

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 32. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item. 33. Management Services

Not Applicable.

Item. 34. Fee Representations

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Jackson National Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan on this 21st day of April, 2026.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Jackson National Life Insurance Company
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 21, 2026
Laura L. Prieskorn, President and Chief Executive Officer and Director

*	April 21, 2026
Don W. Cummings, Executive Vice President, Chief Financial Officer, and Director

*	April 21, 2026
Craig A. Anderson, Senior Vice President and Controller

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

EXHIBIT LIST

Exhibit No.	Description
(e)(6)	Form of the Elite Access II Individual Variable and Fixed Annuity Application (V670 04/26)
(g)(5)
Amendment No. 32 to the Variable Annuity GMIB Reinsurance Agreement between Jackson National Life Insurance Company and Chubb Tempest Life Reinsurance Ltd., dated January 1, 2002, effective July 1, 2025

(g)(6)	Amendment No. 28 to the Variable Annuity GMIB Reinsurance Agreement between Jackson National Life Insurance Company and Chubb Tempest Life Reinsurance Ltd., dated March 1, 2005, effective July 1, 2025
(h)(3)(xvi)	Fund of Funds Investment Agreement (Cohen & Steers Rule 12d1-4)
(h)(3)(xvii)	First Amendment to Fund of Funds Investment Agreement (DoubleLine ETF Trust Rule 12d1-4)
(h)(3)(xviii)	Amended and Restated Fund of Funds Investment Agreement (Fidelity Rule 12d1-4)
(h)(3)(xix)	Fund of Funds Investment Agreement (First Trust Exchange Rule 12d1-4)
(h)(3)(xx)	Fund of Funds Investment Agreement (Lazard Rule 12d1-4)
(h)(3)(xxi)	Fund of Funds Investment Agreement (PIMCO ETF Trust and PIMCO Equity Series Rule 12d1-4)
(h)(3)(xxii)	First Amendment to Fund of Funds Investment Agreement (Vanguard Fund Rule 12d1-4)
(h)(3)(xxiii)
Eighth Amendment to the Master Fund Participation Fund Agreement between Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, effective April 27, 2026

(k)(1)	Opinion and Consent of Counsel
(l)(1)	Consent of Independent Registered Public Accounting Firm
(o)(1)	Form of Initial Summary Prospectus